UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Annual Report

December 31, 2008

Table of Contents

Shareholder Letter	1
Expense Example	2
American Funds Growth SAST Portfolio	4
American Funds Global Growth SAST Portfolio	6
American Funds Growth-Income SAST Portfolio	8
American Funds Asset Allocation SAST Portfolio	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	22
Report of Independent Registered Public Accounting Firm	23
Approval of Advisory Agreements	24
Trustees and Officers Information	27
Shareholders Tax Information	30
Comparisons: Portfolio vs. Indexes	31

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1–800–445–SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

February 11, 2009

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The Portfolios currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	December 31, 2008 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held until December 31, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2008”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2008” column and the “Expense Ratio as of December 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2008” column and the “Expense Ratio as of December 31, 2008” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2008” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2008 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2008	2008	2008*	2008	2008	2008*	2008*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$606.34	$2.42	$1,000.00	$1,022.12	$3.05	0.60%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$682.07	$2.58	$1,000.00	$1,022.07	$3.10	0.61%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$698.17	$2.52	$1,000.00	$1,022.17	$3.00	0.59%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$751.10	$3.08	$1,000.00	$1,021.62	$3.56	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2008” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2008” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the corresponding Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2008” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	3,194,252	$107,039,389
TOTAL INVESTMENTS (cost $187,037,302)@	100.1%	107,039,389
Liabilities in excess of other assets	(0.1)	(79,702)

NET ASSETS	100.0%	$106,959,687

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	6,609,719	$92,271,680
TOTAL INVESTMENTS (cost $144,509,206)@	100.1%	92,271,680
Liabilities in excess of other assets	(0.1)	(73,760)

NET ASSETS	100.0%	$92,197,920

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	4,832,237	$117,181,752
TOTAL INVESTMENTS (cost $185,890,451)@	100.1%	117,181,752
Liabilities in excess of other assets	(0.1)	(84,575)

NET ASSETS	100.0%	$117,097,177

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — December 31, 2008 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2008

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	2,502,986	$30,436,310
TOTAL INVESTMENTS (cost $42,987,247)@	100.1%	30,436,310
Liabilities in excess of other assets	(0.1)	(38,295)

NET ASSETS	100.0%	$30,398,015

@	See Note 3 for cost of investments on a tax basis.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$107,039,389	$92,271,680	$117,181,752	$30,436,310

Total investments	107,039,389	92,271,680	117,181,752	30,436,310

Receivable for:
Fund shares sold	6,933,210	2,157,683	4,256,026	223,493
Investments sold	—	—	—	35,466
Prepaid expenses and other assets	915	880	936	899
Due from investment adviser for expense reimbursements/fee waivers	48,237	50,672	54,814	18,010

Total assets	114,021,751	94,480,915	121,493,528	30,714,178

LIABILITIES:
Payable for:
Fund shares redeemed	153,992	352,844	274,006	258,555
Investments purchased	6,779,026	1,804,664	3,981,817	—
Investment advisory and management fees	68,336	68,769	77,653	20,957
Service fees	20,076	18,078	22,818	6,159
Trustees’ fees and expenses	427	163	182	108
Other accrued expenses	40,207	38,477	39,875	30,384

Total liabilities	7,062,064	2,282,995	4,396,351	316,163

NET ASSETS	$106,959,687	$92,197,920	$117,097,177	$30,398,015

NET ASSETS REPRESENTED BY:
Capital paid-in	174,540,103	135,701,013	176,878,803	41,635,932
Accumulated undistributed net investment income (loss)	2,289,049	2,787,443	3,020,342	860,804
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions received from underlying funds	10,128,448	5,946,990	5,906,731	452,216
Unrealized appreciation (depreciation) on investments	(79,997,913)	(52,237,526)	(68,708,699)	(12,550,937)

NET ASSETS	$106,959,687	$92,197,920	$117,097,177	$30,398,015

Class 3 (unlimited shares authorized):
Net assets	$106,959,687	$92,197,920	$117,097,177	$30,398,015
Shares of beneficial interest issued and outstanding	16,330,732	12,280,212	16,988,191	3,927,900
Net asset value, offering and redemption price per share	$6.55	$7.51	$6.89	$7.74

* Cost
Long-term investment securities (unaffiliated)	$187,037,302	$144,509,206	$185,890,451	$42,987,247

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the year ended December 31, 2008

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,554,396	$2,450,896	$2,918,018	$1,020,829

Total investment income	1,554,396	2,450,896	2,918,018	1,020,829

EXPENSES:
Investment advisory and management fees	930,136	804,964	951,380	231,125
Service fees	273,551	211,817	279,800	67,973
Custodian and accounting fees	20,575	20,678	20,695	20,790
Reports to shareholders	35,923	22,157	34,418	222
Audit and tax fees	18,568	18,451	18,549	18,247
Legal fees	8,145	7,847	8,127	7,207
Trustees’ fees and expenses	7,814	5,815	7,551	2,180
Other expenses	8,334	8,301	8,345	8,223

Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits	1,303,046	1,100,030	1,328,865	355,967

Net fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(628,335)	(548,522)	(642,258)	(165,629)
Custody credits earned on cash balances	(185)	(107)	(117)	(46)

Net expenses	674,526	551,401	686,490	190,292

Net investment income (loss)	879,870	1,899,495	2,231,528	830,537

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(1,046,468)	(67,377)	(633,589)	(637,388)
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	12,584,105	6,902,315	7,329,134	1,119,871

Net realized gain (loss) on investments	11,537,637	6,834,938	6,695,545	482,483

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(79,029,753)	(53,123,929)	(65,458,051)	(11,969,471)

Net realized and unrealized gain (loss) on investments	(67,492,116)	(46,288,991)	(58,762,506)	(11,486,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,612,246)	$(44,389,496)	$(56,530,978)	$(10,656,451)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$879,870	$455,697	$1,899,495	$1,085,438
Net realized gain (loss) on investments	11,537,637	1,626,114	6,834,938	915,592
Net unrealized gain (loss) on investments	(79,029,753)	(981,331)	(53,123,929)	828,992

Net increase (decrease) in net assets resulting from operations	(66,612,246)	1,100,480	(44,389,496)	2,830,022

Distributions to shareholders from:
Net investment income	(569,597)	(7,478)	(1,149,915)	—
Net realized gain on securities	(1,512,214)	(895)	(851,115)	—

Total distributions to shareholders	(2,081,811)	(8,373)	(2,001,030)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	88,980,399	83,972,839	74,060,780	59,584,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,286,342	85,064,946	27,670,254	62,415,019

NET ASSETS:
Beginning of period	86,673,345	1,608,399	64,527,666	2,112,647

End of period†	$106,959,687	$86,673,345	$92,197,920	$64,527,666

† Includes accumulated undistributed net investment income (loss)	$2,289,049	$569,597	$2,787,443	$1,149,915

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007

OPERATIONS:
Net investment income (loss)	$2,231,528	$984,224	$830,537	$321,618
Net realized gain (loss) on investments	6,695,545	810,600	482,483	220,894
Net unrealized gain (loss) on investments	(65,458,051)	(3,259,115)	(11,969,471)	(587,747)

Net increase (decrease) in net assets resulting from operations	(56,530,978)	(1,464,291)	(10,656,451)	(45,235)

Distributions to shareholders from:
Net investment income	(1,060,123)	(14,214)	(346,036)	(5,237)
Net realized gain on securities	(734,701)	(1,049)	(196,476)	(60)

Total distributions to shareholders	(1,794,824)	(15,263)	(542,512)	(5,297)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	91,223,858	83,971,830	22,933,046	18,111,461

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,898,056	82,492,276	11,734,083	18,060,929

NET ASSETS:
Beginning of period	84,199,121	1,706,845	18,663,932	603,003

End of period†	$117,097,177	$84,199,121	$30,398,015	$18,663,932

† Includes accumulated undistributed net investment income (loss)	$3,020,342	$1,060,123	$860,804	$346,036

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of AIG SunAmerica Life Assurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Equity securities are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the American Funds’® board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file

U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

	American Funds		American Funds
	Growth SAST Portfolio		Global Growth SAST Portfolio
	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$107,039,389	$—	$92,271,680	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$107,039,389	$—	$92,271,681	$—

	American Funds		American Funds
	Growth-Income SAST Portfolio		Asset Allocation SAST Portfolio
	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*

Level 1 — Unadjusted Quoted Prices	$117,181,752	$—	$30,436,310	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$117,181,752	$—	$30,436,310	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales and post-October capital losses.

	For The Year Ended December 31, 2008
	Distributable Earnings			Tax Distributions
		Long-term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$2,289,048	$11,180,516	$(81,049,981)	$571,950	$1,509,861
American Funds Global Growth SAST	2,787,443	6,014,509	(52,305,045)	1,149,915	851,115
American Funds Growth-Income SAST	3,020,342	6,540,393	(69,342,359)	1,060,123	734,701
American Funds Asset Allocation SAST	860,804	1,089,604	(13,167,336)	347,541	194,971

	For The Year Ended
	December 31, 2007
	Tax Distributions
		Long-Term
	Ordinary	Capital
	Income	Gains

American Funds Growth SAST	$8,373	$—
American Funds Global Growth SAST	—	—
American Funds Growth-Income SAST	15,263	—
American Funds Asset Allocation SAST	5,297	—

Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolio’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2008, the Portfolios elected to defer capital losses as follows:

Deferred
	Deferred	Post-October
	Post-October	Currency
Portfolio	Capital Loss	Capital Loss

American Funds Growth SAST	$—	$—
American Funds Global Growth SAST	—	—
American Funds Growth-Income SAST	2	—
American Funds Asset Allocation SAST	20,989	—

For the year ended December 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to reclass of distributions from the underlying funds were as follows:

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Investment	Net Realized
Portfolio	Income (Loss)	Gain (Loss)	Capital Paid-in

American Funds Growth SAST	$1,409,179	$(1,409,179)	$—
American Funds Global Growth SAST	887,948	(887,948)	—
American Funds Growth-Income SAST	788,814	(788,814)	—
American Funds Asset Allocation SAST	30,267	(30,267)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For The Year Ended December 31, 2008
	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

American Funds Growth SAST	$—	$(81,049,981)	$(81,049,981)	$188,089,370
American Funds Global Growth SAST	—	(52,305,045)	(52,305,045)	144,576,725
American Funds Growth-Income SAST	—	(69,342,359)	(69,342,359)	186,524,111
American Funds Asset Allocation SAST	—	(13,167,336)	(13,167,336)	43,603,646

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. AIG SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2008, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$656,564
American Funds Global Growth SAST	593,131
American Funds Growth-Income SAST	671,561
American Funds Asset Allocation SAST	163,147

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70
American Funds Growth-Income SAST	0.70
American Funds Asset Allocation SAST	0.70

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the year ended December 31, 2008, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Asset Allocation SAST	$2,482

At December 31, 2008, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Growth SAST	$28,229	$—
American Funds Global Growth SAST	44,609	—
American Funds Growth-Income SAST	29,303	—
American Funds Asset Allocation SAST	—	74,726

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2008, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On September 22, 2008, American International Group, Inc. (“AIG”) the ultimate parent of SAAMCo, entered into a revolving credit facility (the “Credit Facility”) and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the “Preferred Stock”) to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the year ended December 31, 2008 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$100,615,901	$1,632,085	$—	$—
American Funds Global Growth SAST Portfolio	78,751,651	138,306	—	—
American Funds Growth-Income SAST Portfolio	101,698,712	5,184,185	—	—
American Funds Asset Allocation SAST Portfolio	25,857,992	2,393,554	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,177,669	$108,027,318	7,527,594	$88,843,236	8,664,145	$88,977,309	5,335,588	$63,911,222
Reinvested dividends	220,396	2,081,811	708	8,373	202,273	2,001,030	—	—
Shares redeemed	(2,334,500)	(21,128,730)	(412,054)	(4,878,770)	(1,758,735)	(16,917,559)	(356,851)	(4,326,225)

Net increase (decrease)	9,063,565	$88,980,399	7,116,248	$83,972,839	7,107,683	$74,060,780	4,978,737	$59,584,997

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2008		December 31, 2007		December 31, 2008		December 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,896,199	$112,982,153	7,621,379	$87,557,309	2,937,660	$29,259,021	1,800,495	$20,269,808
Reinvested dividends	192,309	1,794,824	1,323	15,263	56,019	542,512	469	5,297
Shares redeemed	(2,568,216)	(23,553,119)	(313,154)	(3,600,742)	(731,167)	(6,868,487)	(192,699)	(2,163,644)

Net increase (decrease)	9,520,292	$91,223,858	7,309,548	$83,971,830	2,262,512	$22,933,046	1,608,265	$18,111,461

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08
		Net Investment		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)	Expenses	Income (Loss)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 25, 2009
Houston, Texas

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
December 31, 2008 (unaudited)

At a meeting held on October 2, 2008, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between AIG SunAmerica Asset Management Corp. (“SAAMCo”) and the Trust and the continuation of the Master-Feeder Addendum to the Advisory Agreement also between SAAMCo and the Trust (collectively, the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included: (1) the nature, extent and quality of services provided or to be provided by SAAMCo; (2) the size and structure of the advisory fees and other material payments made to SAAMCo in connection with its management of the Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo; (5) the terms of the Advisory Agreement; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SAAMCo and its affiliates; and (8) information regarding SAAMCo’s compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo; (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment objectives (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust. In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

The Board reviewed the qualifications, background and responsibilities of the SAAMCo staff who are responsible for providing services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The Board also considered advisory fees may vary widely within an Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management and information prepared by Lipper. The performance information included annualized returns for the period since inception and the-year period ended June 30, 2008. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. It was noted with respect to each Portfolio that SAAMCo was contractually waiving a portion of its advisory fee.

American Funds Asset Allocation SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was above the median of its Performance Universe for the period since inception and underperformed the Index and was below the median for the one-year period. The Board also considered that the Portfolio was above the median of its Performance Group for the one-year period and the period since inception. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Global Growth SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees were at the medians of its Expense Group/Universe and that the Portfolio’s and total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board considered that the Portfolio outperformed the Lipper VUF Global Core Index and the medians of its Performance Group/Universe for the one-year period and the period since inception. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Growth SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees were below the medians of its Expense Group/Universe and that the Portfolio’s total expenses were below the median of its Expense Group but above the median of its Expense Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and was above the medians of its Performance Group/Universe for the one-year period and the period since inception. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

American Funds Growth-Income SAST Portfolio (Master Portfolio managed by Capital Research Management).  The Board considered that the Portfolio’s actual advisory fees were at or below the medians of its Expense Group/Universe and that the Portfolio’s total expenses were below the median of its Expense Group but above the median of its Expense Universe. The Board considered that the Portfolio underperformed the Lipper VUF Global Core Index and was below median of its Performance Universe for the one-year period and the period since inception. It also noted that the Portfolio was at or above the median of its Performance Group for such periods. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and AIG SunAmerica Life Assurance Company (“ASLAC”) that provides that SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board also considered that SAAMCo has contractually agreed to waive a portion of its advisory fees, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered. The Board also considered the other terms and conditions of the Advisory Agreement.

Compliance.

The Board reviewed SAAMCo’s compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SAAMCo had implemented new policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, each Independent Trustee did not identify any single factor as being controlling, but based his/her recommendation on each of the factors considered and each Independent Trustee attributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Director, The LECG Group (consulting) (since November 2006)
Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	59	Director, Kayne Anderson Mutual Funds (since 1995); Director, Arden Realty, Inc. (since 1995).
Jane Jelenko DOB: August 19, 1948	Trustee	2006-Present	Retired: Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	Director, Countrywide Bank (since 2003).
Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, automotive supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director IHOP Corp. (since 2004); Director Diamond Rock Hospitality (since 2005).
Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Dean Emeritus and Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	59	Director, Nordstrom, Inc. (since 1997); Director, Homestore, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President, SunAmerica Retirement Markets, Inc. (since 1996); Senior Vice President and Director, Retirement Services, Inc. (since 1991)	59	Director, National Association for Variable Annuities (since 1999).

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	Dec. 2007-Present	Chief Financial Officer, SAAMCo (April 2002 to present); Senior Vice President, SAAMCo (June 2003 to present); Chief Operating Officer, SAAMCo (July 2006 to present).	N/A	N/A
Donna M. Handel AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (December 2004 to present); Vice President, SAAMCo (1997 to December 2004); Assistant Treasurer (1993 to 2002)	N/A	N/A
Nori L. Gabert AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary AIG Retirement Company I and AIG Retirement Company II (2000 to present); Formerly, Associate General Counsel, American General Corporation, (1997-2001).	N/A	N/A
Cynthia A. Skrehot AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (August 2002-Present); Securities Compliance Manager, American General Investment Management (June 2000-August 2002)	N/A	N/A
Gregory N. Bressler AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (June 2005 to Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002 to June 2004); and Counsel, Credit Suisse Asset Management, LLC (January 2000 to June 2002).	N/A	N/A
Gregory R. Kingston AIG SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present); Formerly, Vice President, American General Investment Management, L.P. (1999 to 2001)	N/A	N/A
Matthew J. Hackethal AIG SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, SAAMCo (November 2006 to Present); Vice President, Credit Suisse Asset Management (May 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005)	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 funds), AIG Series Trust (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008.

  During the year ended December 31, 2008 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying%
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

American Funds Growth SAST Portfolio	$0.15	$0.04	$0.00	$0.11	100.00%
American Funds Global Growth SAST Portfolio	0.19	0.11	—	0.08	16.68
American Funds Growth-Income SAST Portfolio	0.12	0.07	—	0.05	89.30
American Funds Asset Allocation SAST Portfolio	0.16	0.10	0.00	0.06	41.31

*	Short-term capital gains are treated as ordinary income for tax purposes

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

The following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2008.

The following graphs and tables show the performance of the Feeder Portfolios of SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index.

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2008
Class 3*
1-year	-44.19%
Since Inception	-16.01%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

For the period ended December 31, 2008, the Growth SAST Portfolio — Class 3 (Feeder Fund) returned –44.19% versus the benchmark S&P 500 Index which returned –37.00%. The Growth Fund (Master Fund) returned –43.97% for the annual period.

It was an extremely difficult year, and one in which it was hard to find any shelter in the market. While most previous bear markets saw positive returns in some sectors, this has not been the case in the current one. Even as share prices of many stocks declined, appearing to create attractive values, they continued to fall further. The fundamental research we do is aimed at avoiding such value traps.

During the period, the Master Fund’s portfolio experienced the most significant declines in companies in the materials, financials and energy sectors. Commodities prices rose during the first part of the year and then reversed direction at the end of the year. Oil prices, for example, which peaked at roughly $145 a barrel, dropped to below $45 by the end of December. Health care companies, in general, declined less than other companies.

We aim to invest in companies with strong balance sheets, strong cash flows and a solid customer base. These companies should benefit when financial conditions begin to improve.

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2008
Class 3*
1-year	-38.62%
Since Inception	-10.81%

*	Inception date for Class 3: September 1, 2006.

[1]	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

For the period ended December 31, 2008, the Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned –38.62% compared to the benchmark MSCI World Index, which returned –40.33% for the year. The Global Growth Fund (Master Fund) returned –38.39% for the annual period.

The Master Fund’s return was disappointing to all involved, even though it was slightly ahead of its benchmark. The Master Fund’s holdings experienced negative returns from virtually all markets around the world as investors became increasingly concerned about the health of world financial markets and of the global economy.

It was a year marked not only by downturns but also by very high volatility. Shares in many financial institutions declined in the wake of the global credit crunch. Commodities prices fell precipitously. We made selective purchases in stocks of companies that we believed were excessively hard-hit by market turbulence, including those in sectors like information technology, consumer discretionary and financials.

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2008
Class 3*
1-year	-38.05%
Since Inception	-14.27%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

For the period ended December 31, 2008, the Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned –38.05% compared to the portfolio’s benchmark, the S&P 500 Index, which fell –37.00%. The Growth-Income Fund (Master Fund) returned −37.85% for the annual period.

Holdings in information technology stocks from both software and hardware companies were detrimental to results. The Master Fund’s financials sector holdings included large insurance companies, commercial banks, diversified financials and mortgage-related financials, many of which experienced severe declines.

While most stocks were down, the Master Fund’s investments included securities of some food and staples retailers, discount retailers and biotechnology companies that contributed positive results for the year. Still, those few holdings were not able to overcome the wave of negative market momentum.

The Master Fund had only modest exposure to companies overseas, but the investments it did have outside the U.S. mostly hampered fund results. Holdings in cash helped the Master Fund. During the year, the Master Fund’s exposure to information technology and industrial stocks increased, while positions in health care and financials stocks were reduced.

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2008
Class 3*
1-year	-29.85%
Since Inception	-9.78%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.
[2]	The Barclay’s Capital U.S. Aggregate Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Aggregate Index is now known as Barclays Capital U.S. Aggregate Index.)

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the SunAmerica Series Trust (“SAST”) and currently do not buy individual securities directly, but instead invest all of their assets in corresponding funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the corresponding Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s corresponding Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

For the period ended December 31, 2008, the Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned –29.85% versus the S&P 500 Index return of –37.00%. On the fixed-income side, Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) gained 5.24%. The Asset Allocation Fund (Master Fund) returned –29.51% for the annual period.

In the face of a very difficult year, the Master Fund’s diversified portfolio helped it avoid the extreme lows of the equity market. Within its equity holdings, financials, energy, materials and commodities stocks detracted from results.

The bond segment of the portfolio also struggled as pressures in the financial markets hurt its holdings in mortgage-and asset-backed securities as well as corporate bonds. High-yield securities hurt the Master Fund results the most among bonds as their prices plummeted. Over the course of the year, the Master Fund added to its debt securities holdings and reduced its position in money market securities.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

American Funds®

The right choice for the long term®

American Funds Insurance Series

Annual report for the year ended December 31, 2008

American Funds Insurance Series
PM — Black 9:46:52
Consistent approach, changing times:
_AR_4.pdf — Page 1 of 72 — Feb 24, 2009 — 25 years of American Funds BLA51415 Insurance Series DHM BP — Annual report for the year ended December 31, 2008

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 75 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund, which is managed to provide preservation of principal) over the past 10 years (or the lifetime of the fund, if less than 10 years).
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations, local, regional or global political, social or economic instability, differing securities regulations and accounting standards, possible changes in taxation and periods of illiquidity. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Please read the funds’ prospectus for further information regarding the risks associated with investing in the funds.
Special feature
Consistent approach, changing times:
25 years of American Funds Insurance Series
Investment portfolios
Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund

Fellow investors:
The year ended December 31, 2008, was an extremely difficult one for investors. Declines in markets and financial sectors were widespread and indiscriminate. Problems that began with subprime mortgages and over-leveraged financial companies permeated the global economy, resulting in a worldwide credit crisis.
The U.S. stock market experienced its worst calendar year since 1931, declining 37.0%, as measured by the unmanaged Standard and Poor’s 500 Composite Index. Equities in the developing world fell sharply, with Brazil (–56.1%), China (–50.8%), India (–64.6%) and Russia (–73.8%) all suffering considerable losses. Developed countries were tested as well. France (–42.7%), Germany (–45.5%), Japan (–29.1%) and the United Kingdom (–48.3%) all lost ground. (Country returns outside the U.S. are measured by MSCI and are calculated in U.S. dollars with dividends reinvested.) The fixed-income market also experienced unprecedented losses, as investors shunned all but the safest bonds. While U.S. Treasuries and government debt did well in general, the Credit Suisse High Yield Index fell 26.2%, reflecting a widespread aversion to risk.
In the midst of such a tumultuous period, it’s worth revisiting some of the causes of the downturn. For many years, governments and individuals have been spending beyond their means and borrowing to cover the gap. Such practices faced little opposition and, in fact, added to the system’s overall growth rate. However, lax lending standards led to an overextension of unsound loans that were then securitized and sold to investors worldwide. Investors throughout the system were bullish in general, and they used extra leverage to magnify their exposure to mortgage assets, as well as many other assets and securities. Using models to estimate financial exposure, and derivatives to hedge against potential problems, they badly misjudged the actual risk.
Nowhere to hide
The table below looks at the past two major declines in the S&P 500 and compares returns for companies that were part of the index at some point during each period. As you can see, the pervasiveness of the current downturn has led to negative results for all but a handful of companies.

S&P 500 return	–47.4%	–50.8%
# of S&P 500 companies*	3/24/00–10/9/02	10/9/07–11/20/08
Positive returns	229	22
Down more than 25%	252	456
Down more than 50%	165	291
Down more than 75%	96	99

*	Source: FactSet
The current decline is as of 12/31/08 and may not be over.
But inflating prices, in turn, finally curtailed consumption. As demand slackened, prices began to break down, beginning in 2006-07 with housing values. The ensuing economic decline has propelled the world into a severe recession, with the further threat of deflation a substantive concern. To thwart this possibility, central banks and governments worldwide have coordinated their efforts to ease the effects of the crisis.
In the U.S., a recession has been under way since December of 2007. Although the Federal Reserve lowered the federal funds rate to nearly zero in mid-December of 2008, and numerous government support programs have been put into place, the economy has continued to struggle. Hopefully, additional efforts by the new administration will help to halt the decline. But the persistent weakness in housing prices — the average consumer’s largest asset — has curbed the public’s willingness to spend, especially on discretionary items. As such, consumers are beginning to pay down their debt and increase their savings. While unemployment continues to rise in the U.S., declining mortgage rates and falling home prices are acting as an offset, making housing more affordable. The worst of this precipitous decline in business and financial activity may be abating, but it will no doubt take many months to sort out the aftereffects.
Although a recovery will take time, we believe that brighter days are ahead. This is a period in which our long-term orientation and time-tested investment approach should differentiate us from many other investment organizations. We will continue to rely on our extensive global research efforts to pursue investment opportunities throughout the world on your behalf.
We look forward to reporting to you again in six months.

Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
February 2, 2009
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2008

Europe
Germany	6.1%
France	5.6
Netherlands	4.6
United Kingdom	4.4
Switzerland	2.5
Denmark	2.3
Belgium	2.0
Finland	1.9
Spain	1.5
Ireland	1.0
Italy	1.0
Greece	1.0
Other	2.3

36.2

The Americas
United States	23.7
Brazil	2.0
Mexico	1.5
Canada	1.3
Other	.4

28.9

Asia/Pacific Basin
Japan	5.6
Australia	2.7
South Korea	1.8
Hong Kong	1.8
China	1.7
India	1.3
Other	1.3

16.2

Short-term securities & other assets less liabilities	18.7

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2008

	Class 1	Class 2
1 year	–38.23%	–38.39%
5 years	2.25	1.98
10 years	4.42	4.17
Lifetime (since April 30, 1997)	6.82	6.56

Expense ratios	.55	.80
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	MSCI World Index is a free float-adjusted market capitalization weighted index that measures equity market performance of developed markets. The index consists of 23 developed-market country indexes, including the United States.
Global Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth Fund declined 38.39% for the 12 months ended December 31, 2008. The fund’s benchmark, the MSCI World Index, was down 40.33% for the year.
The fund’s return was disappointing to all involved, even though it was slightly ahead of its benchmark. The fund’s holdings experienced negative returns from virtually all markets around the world as investors became increasingly concerned about the health of world financial markets and of the global economy.
It was a year marked not only by downturns but also by very high volatility. Shares in many financial institutions declined in the wake of the global credit crunch. Commodities prices fell precipitously. We made selective purchases in stocks of companies that we believed were excessively hard-hit by market turbulence, including those in sectors like information technology, consumer discretionary and financials.
The economic situation still looks highly uncertain, and we expect that the global recession will be fairly signifi cant. However, our emphasis on fundamental global research remains undiminished.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2008
Average annual total returns based on a $1,000 investment for periods ended December 31, 2008

	Class 1	Class 2	Class 3
1 year	–43.83%	–43.97%	–43.93%
5 years	–1.69	–1.94	–1.87
10 years	2.59	2.34	2.41
Lifetime (since February 8, 1984)	11.43	11.13	11.23

Expense ratios	.33	.58	.51
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. Please see the Financial Highlights table in this report for details.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund fell 43.97% for the 12 months ended December 31, 2008. During the period, the S&P 500 declined 36.99%.
It was an extremely difficult year, and one in which it was hard to find any shelter in the market. While most previous bear markets saw positive returns in some sectors, this has not been the case in the current one. Even as share prices of many stocks declined, appearing to create attractive values, they continued to fall further. The fundamental research we do is aimed at avoiding such value traps.
During the period, the fund’s portfolio experienced the most significant declines in companies in the materials, financials and energy sectors. Commodities prices rose during the first part of the year and then reversed direction at the end of the year. Oil prices, for example, which peaked at roughly $145 a barrel, dropped to below $45 by the end of December. Health care companies, in general, declined less than other companies.
We aim to invest in companies with strong balance sheets, strong cash flows and a solid customer base. These companies should benefit when financial conditions begin to improve.
American Funds Insurance Series

Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund declined 37.85% for the 12 months ended December 31, 2008. The fund’s benchmark, the S&P 500, fell 36.99%.
Holdings in information technology stocks from both software and hardware companies were detrimental to results. The fund’s financials sector holdings included large insurance companies, commercial banks, diversified financials and mortgage-related financials, many of which experienced severe declines.
While most stocks were down, the fund’s investments included securities of some food and staples retailers, discount retailers and biotechnology companies that contributed positive results for the year. Still, those few holdings were not able to overcome the wave of negative market momentum.
The fund had only modest exposure to companies overseas, but the investments it did have outside the U.S. mostly hampered fund results. Holdings in cash helped the fund. During the year, the fund’s exposure to information technology and industrial stocks increased, while positions in health care and financials stocks were reduced.
Where the fund’s assets were invested based on total net assets as of December 31, 2008
Average annual total returns based on a $1,000 investment for periods ended December 31, 2008

	Class 1	Class 2	Class 3
1 year	–37.68%	–37.85%	–37.78%
5 years	–2.30	–2.56	–2.48
10 years	1.84	1.58	1.65
Lifetime (since February 8, 1984)	10.19	9.87	9.99

Expense ratios	.28	.53	.46
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
American Funds Insurance Series

Asset Allocation Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Asset Allocation Fund was down 29.51% for the 12 months ended December 31, 2008. The S&P 500 declined 36.99%. On the fixed-income side, Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) gained 5.24%.
In the face of a very difficult year, the fund’s diversified portfolio helped it avoid the extreme lows of the equity market. Within its equity holdings, financials, energy, materials and commodities stocks detracted from results.
The bond portfolio also struggled as pressures in the financial markets hurt its holdings in mortgage- and asset-backed securities as well as corporate bonds. High-yield securities hurt fund results the most among bonds as their prices plummeted.
Over the course of the year, the fund added to its debt securities holdings and reduced its position in money market securities.
Where the fund’s assets were invested based on total net assets as of December 31, 2008
Average annual total returns based on a $1,000 investment for periods ended December 31, 2008

	Class 1	Class 2	Class 3
1 year	–29.30%	–29.51%	–29.39%
5 years	0.61	0.36	0.44
10 years	2.26	2.00	2.08
Lifetime (since August 1, 1989)	7.10	6.81	6.91

Expense ratios	.32	.57	.50
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Expenses are as of each fund’s most recent fiscal year-end. Please see the Financial Highlights table in this report for details.

The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

[1]	Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market.

[2]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[3]	Standard and Poor’s 500 Composite Index is a market capitalization weighted index based on the average weighted performance of 500 widely held common stocks.
American Funds Insurance Series

In February 2009, American Funds Insurance Series turns 25, becoming one of the country’s oldest variable insurance investment vehicles. During its lifetime, the series has expanded its offerings, grown in assets and weathered several market declines. The world has also changed, becoming more interconnected and complex. Amid the challenges and opportunities, the series has maintained a consistent approach and an emphasis on investing for the long term.
Over the past quarter century, investors in the series have witnessed numerous changes in a rapidly evolving global economy. The Soviet Union fell, Germany reunited, the European Union formed and developing countries, like China and India, emerged as crucial players on the world stage.
Markets, in general, have grown over the long term, but not without some difficult periods. In the U.S., there have been three recessions and five significant market declines with an average loss of about 34% each since the inception of the series, as measured by the S&P 500. At different times, global markets have been roiled by junk bonds, dot-com stocks and currency and financial crises, with the current credit crisis probably the most severe.
In general, economic cycles have lengthened since the middle of the past century. “We’ve evolved into a period of longer economic cycles and longer market expansions than we were accustomed to,” explains Jim Dunton, who has been a portfolio counselor in the series since its introduction and is now the vice chairman of the board.
“When you go back to the 1950s, a recession as often as every four years was typical,” Jim says. “In more recent decades, the average expansion is more like eight years, which is a dramatic change in the investment landscape.”
Growth of the series
Despite the ups and downs, the series has grown in funds offered and total assets under management. When it was introduced on February 8, 1984, the series consisted of four variable funds focused on domestic stock and bond markets. By the end of 1984, assets under management totaled $38 million. Today, there are 16 variable funds, many with substantial investments outside the U.S., while assets in the series now total more than $70 billion.
As the series has evolved, it has increasingly invested outside the U.S. “We’ve progressively embraced more opportunities overseas and have added numerous investment professionals in offices around the world,” Jim says.
American Funds Insurance Series

On the fixed-income side, “Our funds have become more global, and we are investing in more countries and types of issuers,” says David Barclay, a portfolio counselor. “We’ve expanded our scope both within existing funds and with the addition of new funds.”
A global reach
The expansion of the series’ investments into the securities of companies based outside the U.S. has coincided with, perhaps, the most significant development of the past 25 years: globalization. Since 1984, countries around the world have participated in a vast expansion of trade and substantial growth of businesses, while economies have become increasingly interdependent.
The rise of developing countries has also created tremendous opportunities for global markets and for the people who live in those countries. “Developing markets have grown and opened up in ways that no one imagined 25 years ago,” says Don O’Neal, a portfolio counselor and the president of the series. “Billions of people around the globe have improved their standards of living.”
American Funds Insurance Series

For investors, access to investment opportunities outside the U.S. is more prevalent than ever before. “When I joined Capital in 1991, there was no way to invest in Russian or Chinese companies,” says Carl Kawaja, a portfolio counselor. “The menu of choices in more developed emerging markets, like Brazil and Mexico, was thin. Choice and diversity are good things to an investor, because differentiation enhances the possibility of generating superior returns.”
Another change in equity markets has been the growth of dividend yields outside the U.S. compared with U.S.-based companies. “In 1984, the dividends of U.S. companies provided high yields,” says Mark Denning, a portfolio counselor. “Today, the payout ratio of European and Asian companies is often much higher.”
Investors now have access to a greater scope of information on companies and markets. “In the past, financial reporting standards outside the U.S. were often quite opaque, but they are now more transparent,” Mark says. Many countries have adopted international standards for financial reporting based on principles of financial transparency.
Expansion of fixed-income markets
While the equity market has grown substantially with the inclusion of developing countries, the bond market has also changed dramatically. “Twenty-five years ago, there really wasn’t a bond market for developing-country issuers,” says David. “The lending came from multilateral agencies, like the International Monetary Fund, and from banks. Since then, many countries have developed stronger local bond markets, where there is greater international participation. Investors have become much more global in how they approach fixed income, and issuers have become much more global in how they attract investors.”
Fixed-income markets have expanded as a result of new methods for investing in bonds. “One of the biggest changes is the increase in the variety of instruments available,” says Abner Goldstine, a portfolio counselor. “Derivatives are one example, and they probably have added a good deal of volatility to fixed-income markets.”
One investment trend that came into sharp focus in 2008 was the dramatic increase in securitization. “Assets of all types were pooled and cut into different pieces that had different credit characteristics, maturities and coupons, which were then sold into the market,” Abner says.
These structured debt instruments played a key role in sparking profound dislocations in financial markets. “Many of the loans had been sliced and diced, pronounced by a rating agency to be more creditworthy than they were, and sold to investors who used leverage to buy them,” says Alan Berro, a portfolio counselor.
American Funds Insurance Series

Navigating the global financial crisis Though its outcome is still far from clear, the current turmoil in global financial markets may be one of the events investors will remember most about this period. As Alan explains, “There was a massive amount of leverage in the financial system, whether it was hedge funds that used leverage to make returns or individuals who bought houses on 100% debt and no equity. For a while, risk was underpriced and money was cheap. But as soon as problems began to surface, all this leverage started to cut the other way. What began as a localized issue in subprime mortgages spread like a contagion through the global financial system. “Now we’re on the other side, in a massive deleveraging process, which takes time and is painful,” Alan continues. “The bubble, this time, was cheap money and credit, and now we have to unwind it. The pendulum has swung the other way. Money is very expensive, and nobody wants to lend. Businesses are struggling to finance receivables and inventories because they can’t access credit markets. They’re reining in capital expenditures and expansion plans. This has led to a huge No sector spared: Two very different bear markets The current credit crisis triggered declines in every sector of the global stock market, as represented by the MSCI ACWI (All Country World Index),* leaving investors virtually no safe harbor. This was not the case during the previous major market decline, during which consumer staples companies posted positive returns and there was a much greater differentiation among sector results. Sectors Returns Consumer staples Health care Utilities Telecommunication services Energy Information technology Consumer discretionary Industrials Materials Financials Overall returns –80% –60% –40% –20% 0 20%
* MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed- and emerging-market country indexes. The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The current decline is as of 12/31/08 and may not be over.
American Funds Insurance Series

locking up of the financial system, which has spilled over into the economy, as consumers are stretched thin and everyone is spending less.”
With nearly every sector posting negative returns, investors have had practically nowhere to hide. “In the short term, good companies have been thrown out with the bad,” Don says. “Liquidity and technical issues have driven everything down.”
“Globally, it seems everything has been synchronized on the downside,” Carl says. “Russia, Brazil, India and China are down. The U.K., Germany, Japan and France are down. High-yield, munis and mortgage-backed securities are down. Stocks, real estate and commodities are down. The U.S., Chinese, Asian and European economies are heading down. At a basic level, this synchronization seems unsustainable to me. Something will start to act well and act differently from everything else. Massive synchronization on the downside represents a mania just like massive synchronization on the upside did.”
In response to the crisis, central governments around the world have been working in a coordinated fashion to shore up banking systems and to restore credit markets. Nevertheless, the current market decline has made life quite unpleasant for many investors.
Dawn of the Internet age
One of the foremost advances of the past 25 years is the widespread adoption of the Internet as a data communications system. “The Internet has changed the way we gather information and conduct business to a degree that no one could have imagined,” Don says. “It’s as big an innovation as the invention of the railroads, which changed the way transportation and business were conducted in the 19th century.”
Electronic communication has made it easier for the investment professionals in the series to act swiftly when they discover key information. “It is now easier than ever to stay in touch with our people around the world,” Jim says. “When we need to initiate direct contact, we can do it instantly.”
Trading has been forever altered by the introduction of electronic transactions. According to Matt Lyons, a global trading manager, “Ten years ago, the only access we had to exchanges was through the broker-dealers. With the advent of new communications technologies, we can access the exchanges directly. In 2001, we did about 5% of traded value electronically. This past year, it was closer to 40%. It has been an unbelievable phenomenon.”
The past 25 years have also been a time of significant change in business culture. “Back then, a carbon copy was more than just the CC field in an e-mail,” Don says. “Long-distance phone calls were so expensive that we used to have scheduled times when we would open up a line, and everyone who needed to make a call would gather and do it all at once.
American Funds Insurance Series

Euro becomes legal tender in Europe

Human Genome Project declared complete

Hurricanes wreak havoc on Gulf Coast

2002 2003 2004 2005

Market challenges

Index level
1,800
1,600
1,400
1,200
1,000
800
600
400
200
0
U.S. recessions
S&P 500
Black Monday crash
Junk bond debacle
Chaos in Asian markets
Internet bubble bursts
9/11
Oil prices climb
Global credit crisis
'84 '85 '86 '87 '88 '89 '90 '91 '92 '93 '94 '95 '96 '97 '98 '99 '00 '01 '02 '03 '04 '05 '06 '07 '08

American Funds Insurance Series

Market challenges The U.S. stock market (as measured by Standard & Poor’s 500 Composite Index) has been tested by three recessions and five signifi cant declines over the past 25 years. Despite the challenges, the market has grown more than 400% during that time. Index level 1,800 Internet bubble bursts 1,600 9/11 U.S. recessions S&P 50 1,400 Oil prices climb 1,200 Global credit Chaos in crisis Asian markets 1,000 800 Junk bond debacle 600 Black Monday crash 400 200 0 ’84 ’85 ’86 ’87 ’88 ’89 ’90 ’91 ’92 ’93 ’94 ’95 ’96 ’97 ’98 ’99 ’00 ’01 ’02 ’03 ’04 ’05 ’06 ’07 ’08

“Our systems have continued to grow in capability over time, including our IT systems, shareholder services and the various ways our investment group communicates,” Don continues. “We are connected to all of our global offices, whether in the U.S., Europe or Asia. Our ability to connect with colleagues is greater than ever.”
The number of investment professionals in the series has grown as well, and they use increasingly advanced tools to research issuers and markets. “Internally, we’ve developed highly sophisticated modeling systems to help us analyze bonds,” Abner says.
The benefits of experience
In times of growth, innovation and crisis, experience is paramount. The portfolio counselors in the series have an average of 25 years of investment experience.
“During our investment meetings, we have people in the room who experienced the Internet bubble and burst, the early ’90s real estate troubles, the ’87 crash and even the difficult period of the ’70s,” Don says. “Whenever we have an investment discussion, it’s a very robust one where all points of view and very different perspectives are brought to bear. That’s a unique strength of our organization.”
The next 25 years
Since the introduction of the series, the experience of our investment professionals, our extensive global research effort and our long-term values have been the cornerstones of our approach. Though current market conditions are difficult in almost every sector, and many investors have experienced short-term declines in their portfolios, we continue to believe in investing for the long term. “The value of being a long-term investor is sustainability,” Don says. “Over the next 25 years, we’ll still be doing things the same way.”
Having weathered numerous crises, the investment professionals intend to continue maintaining a consistent approach. “There have been numerous financial instruments that a lot of us have seen come and go in the marketplace over the past 25 years,” Alan says. “We’re an organization that always sticks to the basics and to fundamental research, picking companies one at a time.”
Market declines, though painful, create more attractive valuations for companies, potentially raising their long-term prospects as investments. “When a market has gone down this far, we are inundated with investment opportunities,” Jim says. ▪
American Funds Insurance Series

Global Growth Fund
Summary investment portfolio December 31, 2008

Largest individual equity securities	Percent of net assets
Koninklijke KPN	1.98%
Novo Nordisk	1.92
Microsoft	1.90
Samsung Electronics	1.83
General Electric	1.45
Roche	1.36
Nokia	1.33
UCB	1.33
Deutsche Post	1.25
América Móvil	1.24
Common stocks — 81.21%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 15.95%

Microsoft Corp.	3,795,000	$73,775	1.90%
Samsung Electronics Co., Ltd.[1]	196,055	71,053	1.83
Nokia Corp.[1]	1,986,500	30,873	1.33
Nokia Corp. (ADR)	1,334,000	20,810
Cisco Systems, Inc.[2]	2,721,500	44,360	1.15
Oracle Corp.[2]	2,250,000	39,892	1.03
Google Inc., Class A2	111,200	34,211	.88
STMicroelectronics NV1	4,954,000	33,260	.86
International Business Machines Corp.	350,000	29,456	.76
SAP AG1	510,300	18,334	.66
SAP AG (ADR)	200,000	7,244
Other securities		214,598	5.55
		617,866	15.95

Health care — 9.94%

Novo Nordisk A/S, Class B1	1,455,200	74,267	1.92
Roche Holding AG1	343,500	52,548	1.36
UCB SA1	1,575,677	51,453	1.33
Other securities		206,617	5.33
		384,885	9.94

Consumer discretionary — 9.31%

Toyota Motor Corp.[1]	1,132,900	37,001	.96
Honda Motor Co., Ltd.[1]	1,551,800	33,580	.87
Virgin Media Inc.[2]	4,860,000	24,251	.63
Other securities		265,637	6.85
		360,469	9.31

Consumer staples — 8.27%

Unilever NV, depository receipts[1]	1,766,000	42,897	1.11
Avon Products, Inc.	1,521,200	36,554	.94
Anheuser-Busch InBev NV1	1,195,424	27,784	.72
Diageo PLC[1]	1,870,000	26,310	.68
Procter & Gamble Co.	135,000	8,346	.22
Other securities		178,433	4.60
		320,324	8.27

Telecommunication services — 7.86%

Koninklijke KPN NV1	5,275,830	76,694	1.98
América Móvil, SAB de CV, Series L (ADR)	1,547,000	47,942	1.24
Telefónica, SA1	1,670,799	37,545	.97
Vodafone Group PLC[1]	12,887,250	26,240	.68
Qwest Communications International Inc.	7,000,000	25,480	.66
AT&T Inc.	800,000	22,800	.59
Other securities		67,842	1.74
		304,543	7.86

American Funds Insurance Series

Global Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Industrials — 7.71%

General Electric Co.	3,470,455	$56,221	1.45%
Deutsche Post AG1	2,858,700	48,484	1.25
Ryanair Holdings PLC (ADR)[2]	1,111,300	32,317	.84
United Technologies Corp.	492,000	26,371	.68
KBR, Inc.	1,605,000	24,396	.63
Other securities		110,877	2.86
		298,666	7.71

Financials — 6.16%

Macquarie Group Ltd.[1]	2,027,300	42,033	1.09
Allianz SE1	292,000	31,397	.81
AXA SA1	1,088,000	24,317	.63
JPMorgan Chase & Co.	700,000	22,071	.57
Other securities		118,936	3.06
		238,754	6.16

Energy — 4.67%

TOTAL SA1	590,000	32,245	.83
Reliance Industries Ltd.[1]	938,000	23,965	.62
Royal Dutch Shell PLC, Class B1	574,666	14,628	.56
Royal Dutch Shell PLC, Class B (ADR)	139,643	7,182
Other securities		102,826	2.66
		180,846	4.67

Utilities — 3.42%

RWE AG1	317,500	28,613	.74
GDF Suez[1]	553,000	27,456	.71
Other securities		76,409	1.97
		132,478	3.42

Materials — 3.08%

Sigma-Aldrich Corp.	659,649	27,864	.72
Other securities		91,267	2.36
		119,131	3.08

Miscellaneous — 4.84%

Other common stocks in initial period of acquisition		187,478	4.84

Total common stocks (cost: $4,247,440,000)		3,145,440	81.21

Preferred stocks — 0.05%

Financials — 0.05%

Other securities		2,111	.05

Total preferred stocks (cost: $2,117,000)		2,111	.05

American Funds Insurance Series

Global Growth Fund
Short-term securities — 18.36%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Federal Home Loan Bank 0.25%–1.00% due 2/9–3/13/2009	$110,300	$110,252	2.85%
Freddie Mac 0.75%–2.15% due 1/16–2/23/2009	57,065	57,045	1.47
Canada Government 0.50% due 4/6/2009	40,000	39,973	1.03
Procter & Gamble International Funding S.C.A. 1.15%–1.55% due 1/6–1/15/2009[3]	35,953	35,941	.93
Denmark (Kingdom of) 0.88% due 2/6/2009	32,800	32,770	.85
AT&T Inc. 0.40%–1.15% due 1/7–1/20/2009[3]	31,700	31,693	.82
Park Avenue Receivables Co., LLC 1.40% due 1/5/2009[3]	29,300	29,294	.76
BP Capital Markets PLC 0.65%–0.85% due 3/11–4/8/2009[3]	28,250	28,234	.73
Total Capital Canada Ltd. 0.65%–1.05% due 1/9–2/17/2009[3]	27,700	27,668	.71
Shell International Finance BV 0.40% due 4/30/2009[3]	27,100	27,077	.70
Nestlé Capital Corp. 0.65% due 2/10/2009[3]	24,800	24,778	.64
Rabobank USA Financial Corp. 0.85% due 1/9/2009	24,000	23,995	.62
Calyon North America Inc. 0.93% due 2/27/2009	23,700	23,665	.61
Unilever Capital Corp. 0.40%–0.80% due 4/13–4/21/2009[3]	12,000	11,986	.31
Other securities		206,646	5.33

Total short-term securities (cost: $710,752,000)		711,017	18.36

Total investment securities (cost: $4,960,309,000)		3,858,568	99.62
Other assets less liabilities		14,829	.38

Net assets		$3,873,397	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,360,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2008, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/08
	shares	Additions	Reductions	shares	(000)	(000)
AMG Advanced Metallurgical Group NV1,2	—	1,600,800	—	1,600,800	—	$15,735
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,905,130,000, which represented 49.18% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $301,763,000, which represented 7.79% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund
Summary investment portfolio December 31, 2008

Largest individual equity securities	Percent of net assets
Cisco Systems	2.92%
Google	2.78
Philip Morris International	2.11
Barrick Gold	2.10
Newmont Mining	2.06
Berkshire Hathaway	1.93
Microsoft	1.89
Gilead Sciences	1.84
Roche	1.76
Lowe’s	1.70
Common stocks — 87.91%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 21.13%

Cisco Systems, Inc.[1]	32,915,000	$536,515	2.92%
Google Inc., Class A1	1,656,000	509,468	2.78
Microsoft Corp.	17,830,000	346,615	1.89
Nokia Corp. (ADR)	11,830,000	184,548	1.53
Nokia Corp.[2]	6,184,000	96,108
EMC Corp.[1]	17,827,000	186,649	1.02
Yahoo! Inc.[1]	14,365,000	175,253	.96
Lender Processing Services, Inc.[3]	5,785,000	170,368	.93
Oracle Corp.[1]	8,790,540	155,856	.85
International Business Machines Corp.	1,600,000	134,656	.73
Fidelity National Information Services, Inc.	7,190,000	116,981	.64
Samsung Electronics Co., Ltd.[2]	310,000	112,348	.61
Red Hat, Inc.[1]	7,646,624	101,088	.55
Trimble Navigation Ltd.[1]	4,500,000	97,245	.53
Other securities		952,345	5.19
		3,876,043	21.13

Energy — 11.08%

Suncor Energy Inc.	10,886,605	211,925	1.15
Canadian Natural Resources, Ltd.	4,625,700	185,066	1.01
Devon Energy Corp.	1,836,744	120,692	.66
Murphy Oil Corp.	2,698,800	119,692	.65
Noble Energy, Inc.	2,400,000	118,128	.64
Tenaris SA (ADR)	5,245,000	110,040	.60
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	104,327	.57
Other securities		1,063,817	5.80
		2,033,687	11.08

Consumer discretionary — 10.20%

Lowe’s Companies, Inc.	14,526,000	312,599	1.70
Target Corp.	6,090,000	210,288	1.15
Johnson Controls, Inc.	10,949,100	198,836	1.08
Best Buy Co., Inc.	5,780,000	162,476	.89
Other securities		988,113	5.38
		1,872,312	10.20

Health care — 9.83%

Gilead Sciences, Inc.[1]	6,600,000	337,524	1.84
Roche Holding AG2	2,115,000	323,548	1.76
Shire Ltd. (ADR)	2,700,000	120,906	.66
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	116,460	.63
Medtronic, Inc.	3,415,000	107,299	.59
Other securities		797,911	4.35
		1,803,648	9.83

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Materials — 8.22%

Barrick Gold Corp.	10,500,000	$386,085	2.10%
Newmont Mining Corp.	9,305,000	378,713	2.06
Potash Corp. of Saskatchewan Inc.	1,800,000	131,796	.72
Gold Fields Ltd.[2]	10,000,000	99,213	.54
Other securities		512,844	2.80
		1,508,651	8.22

Financials — 8.08%

Berkshire Hathaway Inc., Class A1	3,661	353,653	1.93
Wells Fargo & Co.	6,202,196	182,841	.99
White Mountains Insurance Group, Ltd.	389,800	104,119	.57
Marsh & McLennan Companies, Inc.	4,253,600	103,235	.56
Other securities		738,888	4.03
		1,482,736	8.08

Industrials — 7.86%

General Electric Co.	12,240,000	198,288	1.08
Iron Mountain Inc.[1]	7,245,000	179,169	.98
Boeing Co.	3,665,000	156,386	.85
FedEx Corp.	2,080,000	133,432	.73
Other securities		775,543	4.22
		1,442,818	7.86

Consumer staples — 6.03%

Philip Morris International Inc.	8,895,000	387,022	2.11
Coca-Cola Co.	4,515,000	204,394	1.11
Wal-Mart Stores, Inc.	1,826,100	102,371	.56
Altria Group, Inc.	6,605,200	99,474	.54
Other securities		312,623	1.71
		1,105,884	6.03

Telecommunication services — 1.63%

Qwest Communications International Inc.	35,000,000	127,400	.70
Other securities		171,286	.93
		298,686	1.63

Utilities — 1.28%

Other securities		235,598	1.28

Miscellaneous — 2.57%

Other common stocks in initial period of acquisition		471,490	2.57

Total common stocks (cost: $22,674,160,000)		16,131,553	87.91

American Funds Insurance Series

Growth Fund
Bonds, notes & other debt instruments — 0.04%

		Percent
	Value	of net
	(000)	assets
Financials — 0.04%

Other securities	$6,622	.04%

Total bonds, notes & other debt instruments (cost: $36,796,000)	6,622	.04

Short-term securities — 11.01%

	Principal
	amount
	(000)

Freddie Mac 0.32%–2.70% due 2/3–9/30/2009	$384,899	384,364	2.09
Federal Home Loan Bank 0.14%–2.55% due 1/9–5/20/2009	274,100	273,898	1.49
Fannie Mae 0.20%–0.85% due 2/24–7/14/2009	219,500	219,228	1.19
Procter & Gamble International Funding S.C.A. 0.40%–1.85% due 1/14–3/27/2009[4]	108,400	108,319	1.00
Procter & Gamble Co. 0.60%–1.55% due 1/14–3/31/2009[4]	76,000	75,963
U.S. Treasury Bills 0.21%–1.94% due 1/2–8/27/2009	140,600	140,562	.77
Coca-Cola Co. 2.25%–2.30% due 1/7–1/13/2009[4]	83,800	83,776	.46
NetJets Inc. 1.00%–1.05% due 1/15–1/16/2009[4]	42,000	41,968	.23
Other securities		691,482	3.78

Total short-term securities (cost: $2,017,732,000)		2,019,560	11.01

Total investment securities (cost: $24,728,688,000)		18,157,735	98.96
Other assets less liabilities		191,296	1.04

Net assets		$18,349,031	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2008, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/08
	shares	Additions	Reductions	shares	(000)	(000)
Lender Processing Services, Inc.	—	5,785,000	—	5,785,000	$857	$170,368
Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	68,473
Chipotle Mexican Grill, Inc., Class A1	920,000	—	—	920,000	—	57,022
Panalpina Welttransport (Holding) AG2	650,000	833,282	—	1,483,282	1,698	82,621
Core Laboratories NV	1,197,700	—	—	1,197,700	1,222	71,694
Graco Inc.[5]	3,000,000	970,647	951,940	3,018,707	2,619	71,634
Digital River, Inc.[1]	2,430,000	195,000	—	2,625,000	—	65,100
Heartland Payment Systems, Inc.[5]	1,400,000	1,026,600	—	2,426,600	758	42,466
Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	205	41,922
Uranium One Inc.[1]	—	24,544,500	—	24,544,500	—	36,056
KGen Power Corp.[1,2]	3,166,128	—	—	3,166,128	—	30,870
Blue Nile, Inc.[1]	824,000	219,000	—	1,043,000	—	25,543
Pacific Rubiales Energy Corp.[1]	—	12,550,000	—	12,550,000	—	22,556
DataPath, Inc.[1,2,6]	2,819,968	—	—	2,819,968	—	28
Bare Escentuals, Inc.[1,7]	5,850,000	70,000	1,650,000	4,270,000	—	—
Georgia Gulf Corp.[7]	2,224,000	—	1,114,000	1,110,000	267	—
lululemon athletica inc.[1,7]	—	4,185,000	—	4,185,000	—	—
Red Hat, Inc.[1,7]	11,511,000	601,400	4,465,776	7,646,624	—	—
Rosetta Resources Inc.[1,7]	2,980,000	—	2,068,504	911,496	—	—

					$7,626	$786,353

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,464,781,000, which represented 7.98% of the net assets of the fund.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $803,795,000, which represented 4.38% of the net assets of the fund.

[5]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007; it was not publicly disclosed.

[6]	Purchased in a transaction exempt from registration under the securities Act of 1933. This security (acquired 6/23/2006 at a cost of $31,020,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $105,709,000, which represented .58% of the net assets of the fund.

[7]	Unaffiliated issuer at 12/31/2008.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio December 31, 2008

Largest individual equity securities	Percent of net assets
Oracle	2.77%

Microsoft	2.06

Hewlett-Packard	1.93

Time Warner	1.84

Google	1.81

General Electric	1.78

Yahoo	1.61

PepsiCo	1.49

Lowe’s	1.47

Schlumberger	1.42

Common stocks — 85.70%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 21.25%

Oracle Corp.[1]	28,555,000	$506,280	2.77%
Microsoft Corp.	19,400,100	377,138	2.06
Hewlett-Packard Co.	9,710,000	352,376	1.93
Google Inc., Class A1	1,075,100	330,755	1.81
Yahoo! Inc.[1]	24,060,000	293,532	1.61
Intel Corp.	17,400,000	255,084	1.39
Cisco Systems, Inc.[1]	13,240,000	215,812	1.18
International Business Machines Corp.	2,500,000	210,400	1.15
SAP AG2	3,736,574	134,248	.92
SAP AG (ADR)	920,000	33,322
Corning Inc.	14,000,000	133,420	.73
Nokia Corp.[2]	7,705,000	119,747	.65
Other securities		923,831	5.05
		3,885,945	21.25

Industrials — 12.63%

General Electric Co.	20,120,000	325,944	1.78
United Parcel Service, Inc., Class B	4,250,000	234,430	1.28
United Technologies Corp.	4,075,000	218,420	1.19
Norfolk Southern Corp.	3,830,736	180,236	.99
General Dynamics Corp.	2,357,000	135,740	.74
Avery Dennison Corp.	3,955,000	129,447	.71
3M Co.	2,088,474	120,171	.66
Other securities		965,295	5.28
		2,309,683	12.63

Consumer discretionary — 11.40%

Time Warner Inc.	33,500,000	337,010	1.84
Lowe’s Companies, Inc.	12,480,477	268,580	1.47
Target Corp.	5,559,912	191,984	1.05
Best Buy Co., Inc.	4,800,000	134,928	.74
Other securities		1,150,885	6.30
		2,083,387	11.40

Health care — 9.45%

Roche Holding AG2	1,437,460	219,900	1.20
Aetna Inc.	5,669,363	161,577	.88
Cardinal Health, Inc.	4,450,000	153,392	.84
Abbott Laboratories	2,603,978	138,974	.76
Merck & Co., Inc.	3,800,000	115,520	.63
Medtronic, Inc.	3,365,000	105,728	.58
Other securities		833,504	4.56
		1,728,595	9.45

American Funds Insurance Series

Growth-Income Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Energy — 7.79%

Schlumberger Ltd.	6,125,000	$259,271	1.42%
Chevron Corp.	2,913,200	215,489	1.18
Marathon Oil Corp.	4,725,000	129,276	.71
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	105,880	.58
Hess Corp.	1,930,000	103,525	.56
Other securities		611,292	3.34
		1,424,733	7.79

Consumer staples — 7.16%

PepsiCo, Inc.	4,968,419	272,120	1.49
Molson Coors Brewing Co., Class B	4,781,900	233,931	1.28
Philip Morris International Inc.	5,375,000	233,866	1.28
Avon Products, Inc.	5,207,674	125,140	.68
Other securities		444,435	2.43
		1,309,492	7.16

Financials — 6.07%

JPMorgan Chase & Co.	5,957,900	187,853	1.03
Citigroup Inc.	20,000,000	134,200	.73
Bank of New York Mellon Corp.	4,328,405	122,624	.67
Capital One Financial Corp.	3,350,000	106,832	.59
HSBC Holdings PLC (Hong Kong) [2]	5,600,000	53,760	.58
HSBC Holdings PLC (ADR)	1,086,050	52,858
Freddie Mac	9,940,000	7,256	.04
Fannie Mae	2,275,000	1,729	.01
Other securities		441,888	2.42
		1,109,000	6.07

Telecommunication services — 4.16%

AT&T Inc.	8,327,100	237,322	1.30
Verizon Communications Inc.	6,014,831	203,903	1.12
Other securities		318,864	1.74
		760,089	4.16

Utilities — 2.37%

Exelon Corp.	2,735,000	152,093	.83
Other securities		281,460	1.54
		433,553	2.37

Materials — 2.18%

Other securities		398,908	2.18

Miscellaneous — 1.24%

Other common stocks in initial period of acquisition		226,148	1.24

Total common stocks (cost: $20,867,667,000)		15,669,533	85.70

American Funds Insurance Series

Growth-Income Fund
Rights & warrants — 0.00%

			Percent
		Value	of net
		(000)	assets
Financials — 0.00%

Other securities		$—	.00%

Total rights & warrants (cost: $6,131,000)		—	.00

Convertible securities — 0.29%
	Shares
Financials— 0.28%

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	52,225	.28

Miscellaneous — 0.01%

Other convertible securities in initial period of acquisition		1,300	.01

Total convertible securities (cost:$100,321,000)		53,525	.29

Bonds, notes & other debt instruments — 0.06%

Other — 0.06%

Other securities		11,785	.06

Total bonds, notes & other debt instruments (cost: $11,517,000)		11,785	.06

American Funds Insurance Series

Growth-Income Fund

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Short-term securities — 13.34%

Freddie Mac 0.18%-2.70% due 1/23-7/7/2009	$485,830	$485,389	2.65%
U.S. Treasury Bills 1.40%-1 .95% due 1/8-8/27/2009	339,200	339,149	1.86
Fannie Mae 0.20%-2.30% due 2/26-7/14/2009	273,330	272,895	1.49
Federal Home Loan Bank 0.44%-2.80% due 1/7/2009-6/16/2009	239,420	239,189	1.31
Procter & Gamble International Funding S.C.A. 0.15%-1.80% due 1/28-3/9/2009[4]	96,700	96,636	.77
Procter & Gamble Co. 1.55% due 1/9/2009[4]	45,000	44,984	—
AT&T Inc. 0.95%-1.25% due 1/29-2/25/2009[4]	62,200	62,149	.34
United Parcel Service Inc. 0.30%-0.41% due 4/6-4/8/2009[4]	62,000	61,958	.34
Jupiter Securitization Co., LLC 0.25% due 1/28/2009[4]	30,300	30,294	.24
Park Avenue Receivables Co., LLC 0.60% due 1/14/2009[4]	14,000	13,997	—
General Electric Capital Corp., FDIC insured, 0.70% due 2/20/2009	42,200	42,188	.23
Chevron Corp. 1.00%-1.15% due 1/21-3/2/2009	40,000	39,977	.22
Hewlett-Packard Co. 1.30% due 1/6/2009[4]	38,111	38,103	.21
Citigroup Funding Inc., FDIC insured, 0.50% due 2/18/2009	23,600	23,594	.13
HSBC Finance Corp. 0.05% due 1/2/2009	8,000	8,000	.04
Other securities		640,777	3.51

Total short-term securities (cost:$2,436,803,000)		2,439,279	13.34

Total investment securities (cost:$23,422,439,000)		18,174,122	99.39

Other assets less liabilities		110,816	.61

Net assets		$18,284,938	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,419,023,000, which represented 7.76% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $52,225,000, which represented .29% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $710,983,000, which represented 3.89% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund
Summary investment portfolio December 31, 2008

Largest individual equity securities	Percent of net assets
Johnson & Johnson	1.97%
AT&T	1.83
Chevron	1.67
Cisco Systems	1.56
General Electric	1.54
Abbott Laboratories	1.49
IBM	1.40
Hewlett-Packard	1.35
BHP Billiton	1.31
Amgen	1.30
Common stocks — 63.33%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 13.67%

Cisco Systems, Inc.[1]	6,810,000	$111,003	1.56%
International Business Machines Corp.	1,180,000	99,309	1.40
Hewlett-Packard Co.	2,650,000	96,168	1.35
Oracle Corp.[1]	4,522,500	80,184	1.13
Nokia Corp. (ADR)	4,500,000	70,200	.99
Microsoft Corp.	3,600,000	69,984	.98
SAP AG (ADR)	1,900,000	68,818	.97
Applied Materials, Inc.	6,600,000	66,858	.94
Paychex, Inc.	2,420,000	63,598	.89
Yahoo! Inc.[1]	4,000,000	48,800	.69
Google Inc., Class A1	145,000	44,609	.63
Other securities		151,665	2.14
		971,196	13.67

Health care — 9.23%

Johnson & Johnson	2,340,000	140,002	1.97
Abbott Laboratories	1,990,000	106,206	1.49
Amgen Inc.[1]	1,600,000	92,400	1.30
Wyeth	1,600,000	60,016	.85
Eli Lilly and Co.	1,200,000	48,324	.68
Bristol-Myers Squibb Co.	2,000,000	46,500	.65
Boston Scientific Corp.[1]	6,000,000	46,440	.65
Medtronic, Inc.	1,250,000	39,275	.55
Other securities		77,097	1.09
		656,260	9.23

Financials — 6.92%

Wells Fargo & Co.	2,800,000	82,544	1.16
JPMorgan Chase & Co.	2,559,800	80,710	1.14
Marsh & McLennan Companies, Inc.	2,440,000	59,219	.83
ACE Ltd.	1,020,000	53,978	.76
Progressive Corp.	2,950,000	43,690	.62
Other securities		171,298	2.41
		491,439	6.92

Industrials — 6.32%

General Electric Co.	6,790,000	109,998	1.54
Boeing Co.	1,750,000	74,673	1.05
United Parcel Service, Inc., Class B	820,000	45,231	.64
Other securities		219,506	3.09
		449,408	6.32

Energy — 5.37%

Chevron Corp.	1,600,000	118,352	1.67
Schlumberger Ltd.	1,350,000	57,145	.80
Apache Corp.	640,000	47,699	.67
Other securities		158,498	2.23
		381,694	5.37

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Consumer discretionary — 4.77%

Lowe’s Companies, Inc.	3,810,000	$81,991	1.15%
McDonald’s Corp.	830,000	51,618	.73
Best Buy Co., Inc.	1,705,350	47,937	.68
Other securities		157,413	2.21
		338,959	4.77

Materials — 3.82%

BHP Billiton Ltd.[2]	4,340,000	93,242	1.31
Newmont Mining Corp.	2,165,000	88,115	1.24
Other securities		89,832	1.27
		271,189	3.82

Consumer staples — 3.59%

Coca-Cola Co.	1,400,000	63,378	.89
PepsiCo, Inc.	1,000,000	54,770	.77
Archer Daniels Midland Co.	1,670,000	48,146	.68
Other securities		89,020	1.25
		255,314	3.59

Telecommunication services — 3.16%

AT&T Inc.	4,570,000	130,245	1.83
Other securities		94,469	1.33
		224,714	3.16

Utilities — 1.48%

Other securities		105,237	1.48

Miscellaneous — 5.00%

Other common stocks in initial period of acquisition		355,147	5.00

Total common stocks (cost: $5,662,449,000)
		4,500,557	63.33

Preferred stocks — 0.18%

Financials — 0.18%

Other securities		12,688	.18

Total preferred stocks (cost: $24,149,000)		12,688	.18

Rights & warrants — 0.00%

Other — 0.00%

Other securities		—	.00

Total rights & warrants (cost: $117,000)		—	.00

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments — 26.08%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Bonds & notes of U.S. government & government agencies — 9.13%

U.S. Treasury:
3.875% 2010	$164,000	$173,728
4.875% 2012	40,000	44,780
6.625% 2027	35,000	52,374	6.87%
4.50% 2036	35,000	46,534
1.625%—9.25% 2009-2038[2].[3]	152,811	170,930
Fannie Mae 5.25%–7.25% 2011-2030	68,000	81,261	1.14
Freddie Mac 5.25% 2011	30,000	32,678	.46
Federal Home Loan Bank 5.625% 2016	17,375	18,354	.26
Other securities		28,406	.40
		649,045	9.13

Mortgage-backed obligations[4] — 7.85%

Freddie Mac:
5.00% 2038	49,563	50,589
6.00% 2038	45,101	46,520	2.36
5.00%-7.50% 2016-2038[5]	68,890	70,825
Fannie Mae 0%—7.00% 2009-2047[2]	162,774	167,197	2.35
Other securities		222,593	3.14
		557,724	7.85

Consumer discretionary — 1.45%

Other securities		103,337	1.45

Financials — 1.34%

JPMorgan Chase Bank NA 6.00% 2017	3,500	3,536	.08
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	2,560	2,104
Wells Fargo & Co. 4.375% 2013	1,235	1,210	.02
Other securities		88,149	1.24
		94,999	1.34

Telecommunication services — 0.93%
AT&T Inc. 6.40%–6.70% 2013-2038	9,750	10,422
SBC Communications Inc. 4.125%–5.10% 2009-2014	3,375	3,367	.23
AT&T Corp. 8.00% 2031[5]	2,000	2,520
Other securities		49,438	.70
		65,747	.93

Utilities — 0.92%

Other securities		65,721	.92

Industrials — 0.88%

General Electric Co. 5.25% 2017	4,500	4,494	.06
Other securities		57,937	.82
		62,431	.88

Health care — 0.79%

Other securities		55,949	.79

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Other — 2.79%

Electronic Data Systems Corp. 6.00%-7.45% 2013-2029[5]	$4,635	$4,863	.11%
Hewlett-Packard Co. 5.50% 2018	3,000	3,033
Cisco Systems, Inc. 5.25% 2011	2,375	2,467	.04
Other securities		187,613	2.64
Total bonds, notes & other debt instruments (cost: $2,118,987,000)		197,976	2.79

		1,852,929	26.08

Short-term securities — 9.92%

Federal Home Loan Bank 0.20%-2.10% due 1/16-3/13/2009	94,500	94,460	1.33
Freddie Mac 0.25%-0.45% due 5/28-6/24/2009	65,500	65,371	.92
Pfizer Inc 0.80%-1.40% due 1/30-2/2/2009[6]	59,200	59,140	.83
U.S. Treasury Bills 1.94%-1 .945% due 1/15-2/12/2009	49,200	49,198	.69
Medtronic Inc. 1.15% due 1/14/2009[6]	44,300	44,264	.62
Coca-Cola Co. 1.15% due 1/22/2009[6]	30,150	30,129	.42
Hewlett-Packard Co. 0.36% due 2/13/2009[6]	25,000	24,989	.35
Park Avenue Receivables Co., LLC 1.40% due 1/7/2009[6]	22,700	22,694	.32
Microsoft Corp. 0.30%-0.50% due 2/6-3/13/2009[6]	20,500	20,489	.29
Lowe’s Cos. Inc. 0.35% due 3/16/2009	14,300	14,265	.20
Other securities		280,264	3.95

Total short-term securities (cost: $705,200,000)		705,263	9.92

Total investment securities (cost: $8,510,902,000)		7,071,437	99.51
Other assets less liabilities		34,827	.49

Net assets		$7,106,264	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $3,065,000, which represented .04% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
American Funds Insurance Series

Asset Allocation Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the year ended December 31, 2008, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	12/31/08
	shares	Additions	Reductions	shares	(000)	(000)
Rosetta Resources Inc.[1,6,7]	2,970,000	—	2,970,000	—	—	—
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $323,009,000, which represented 4.55% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government retail price index.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[5]	Coupon rate may change periodically.

[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $571,088,000, which represented 8.04% of the net assets of the fund.

[7]	Unaffiliated issuer at 12/31/2008.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at December 31, 2008

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$148,219	$3,842,833	$1,946,987	$17,371,382
Affiliated issuers	—	15,735	92,846	786,353
Cash denominated in currencies other than U.S. dollars	—	—	2,245	—
Cash	869	175	65	151
Unrealized gain on forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	—	1,783	5,224	25,419
Sales of fund’s shares	24	11,170	10,456	164,138
Dividends and interest	226	7,302	2,769	27,794
Other assets	—	—	587	—

	149,338	3,878,998	2,061,179	18,375,237

Liabilities:
Unrealized loss on forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	—	1,262	5,396	11,752
Repurchases of fund’s shares	40	2,060	467	6,620
Investment advisory services	64	1,549	1,088	4,463
Distribution services	27	650	350	2,729
Trustees’ deferred compensation	1	50	30	616
Other	2	30	29	26

	134	5,601	7,360	26,206

Net assets at December 31, 2008 (total: $72,925,308)	$149,204	$3,873,397	$2,053,819	$18,349,031

Investment securities, at cost:
Unaffiliated issuers	$227,815	$4,857,851	$2,955,529	$23,062,615

Affiliated issuers	—	$102,458	$274,649	$1,666,073

Cash denominated in currencies other than U.S. dollars, at cost	—	—	$2,245	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$237,970	$5,352,508	$3,486,912	$26,682,934
Undistributed (distributions in excess of) net investment income	552	13,764	(21,213)	44,711
(Accumulated) undistributed net realized (loss) gain	(9,722)	(391,162)	(221,539)	(1,807,687)
Net unrealized (depreciation) appreciation	(79,596)	(1,101,713)	(1,190,341)	(6,570,927)

Net assets at December 31, 2008	$149,204	$3,873,397	$2,053,819	$18,349,031

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $18,686,287)	$18,104	$675,318	$306,125	$4,768,325
Shares outstanding	2,429	48,390	27,387	142,304
Net asset value per share	$7.45	$13.96	$11.18	$33.51
Class 2:
Net assets (total: $53,662,238)	$131,100	$3,198,079	$1,747,694	$13,383,018
Shares outstanding	17,656	230,399	158,459	402,274
Net asset value per share	$7.43	$13.88	$11.03	$33.27
Class 3:
Net assets (total: $576,783)	—	—	—	$197,688
Shares outstanding	—	—	—	5,894
Net asset value per share	—	—	—	$33.54
For footnotes, please see end of table.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth	Asset		Global
International	World	Growth	and Income	Income	and Income	Allocation	Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$6,770,089	$1,290,154	$2,816,021	$1,621,606	$18,174,122	$14,500	$7,071,437	$5,747,459	$899,057
—	—	—	6,635	—	—	—	—	—
—	311	—	46	—	—	—	—	—
97	107	85	191	110	915	1,201	9,017	152
—	20	—	—	—	—	—	3,756	4,151
9,950	204	289	12,324	30,790	—	12	2,391	7
38,900	1,622	1,113	691	72,470	410	9,908	7,426	1,123
17,796	6,176	7,629	5,216	31,601	15	33,719	72,448	14,326
—	—	—	—	—	—	—	—	—

6,836,832	1,298,594	2,825,137	1,646,709	18,309,093	15,840	7,116,277	5,842,497	918,816

—	—	—	—	—	—	1,120	12,254	2,428
4,796	3	928	21,543	8,374	3	2,407	195,584	1,822
3,594	489	511	173	8,541	— *	3,626	109,906	686
2,499	754	907	729	3,814	7	1,682	1,620	387
994	214	532	310	2,704	1	1,002	716	166
266	11	31	5	693	—	166	43	1
2,650	29	1	12	29	— *	10	93	8

14,799	1,500	2,910	22,772	24,155	11	10,013	320,216	5,498

$6,822,033	$1,297,094	$2,822,227	$1,623,937	$18,284,938	$15,829	$7,106,264	$5,522,281	$913,318

$8,883,973	$1,579,835	$3,642,517	$2,328,239	$23,422,439	$13,419	$8,510,902	$6,547,464	$927,530

—	—	—	$15,205	—	—	—	—	—

—	$311	—	$46	—	—	—	—	—

$9,230,608	$1,683,215	$4,021,561	$2,660,267	$25,087,033	$14,694	$8,989,269	$6,456,729	$945,135
17,082	67	14,491	7,532	77,379	54	40,422	25,297	1,276
(311,912)	(96,309)	(387,329)	(328,559)	(1,631,055)	— *	(482,791)	(151,035)	(6,063)
(2,113,745)	(289,879)	(826,496)	(715,303)	(5,248,419)	1,081	(1,440,636)	(808,710)	(27,030)

$6,822,033	$1,297,094	$2,822,227	$1,623,937	$18,284,938	$15,829	$7,106,264	$5,522,281	$913,318

$1,864,506	$253,412	$220,170	$95,384	$5,033,487	$11,821	$2,242,890	$2,090,577	$111,452
152,517	18,681	33,021	14,278	207,598	1,083	184,463	221,337	10,434
$12.22	$13.57	$6.67	$6.68	$24.25	$10.92	$12.16	$9.45	$10.68

$4,900,816	$1,043,682	$2,602,057	$1,528,553	$13,046,429	$4,008	$4,822,353	$3,431,704	$801,866
402,074	77,475	392,921	229,185	541,069	367	399,099	366,769	75,250
$12.19	$13.47	$6.62	$6.67	$24.11	$10.92	$12.08	$9.36	$10.66

$56,711	—	—	—	$205,022	—	$41,021	—	—
4,636	—	—	—	8,449	—	3,372	—	—
$12.23	—	—	—	$24.27	—	$12.17	—	—
American Funds Insurance Series

Statements of assets & liabilities at December 31, 2008	(dollars and shares in thousands, except per-share amounts)

		U.S.
	High	Government/
	Income	AAA-Rated	Cash
	Bond	Securities	Management
	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,108,702	$1,810,561	$1,215,219
Affiliated issuers	—	—	—
Cash denominated in currencies other than U.S. dollars	42	—	—
Cash	2,511	120	232
Receivables for:
Sales of investments	711	6,317	—
Sales of fund’s shares	6,254	2,754	13
Dividends and interest	21,823	11,665	—
Other assets	19	—	—

	1,140,062	1,831,417	1,215,464

Liabilities:
Unrealized loss on forward currency contracts	84	—	—
Payables for:
Purchases of investments	509	81,474	—
Repurchases of fund’s shares	812	620	9,066
Investment advisory services	394	529	297
Distribution services	160	260	226
Trustees’ deferred compensation	62	50	25
Other	439	— *	— *

	2,460	82,933	9,614

Net assets at December 31, 2008 (total: $72,925,308)	$1,137,602	$1,748,484	$1,205,850

Investment securities, at cost:
Unaffiliated issuers	$1,530,834	$1,764,433	$1,215,210

Affiliated issuers	—	—	—

Cash denominated in currencies other than U.S. dollars, at cost	$42	—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,742,474	$1,674,422	$1,203,906
Undistributed net investment income	16,493	10,612	1,902
(Accumulated) undistributed net realized (loss) gain	(199,143)	17,322	33
Net unrealized (depreciation) appreciation	(422,222)	46,128	9

Net assets at December 31, 2008	$1,137,602	$1,748,484	$1,205,850

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $18,686,287)	$339,875	$496,537	$158,304
Shares outstanding	42,199	40,399	13,834
Net asset value per share	$8.05	$12.29	$11.44
Class 2:
Net assets (total: $53,662,238)	$779,605	$1,218,952	$1,022,322
Shares outstanding	97,601	99,917	89,827
Net asset value per share	$7.99	$12.20	$11.38
Class 3:
Net assets (total: $576,783)	$18,122	$32,995	$25,224
Shares outstanding	2,246	2,683	2,206
Net asset value per share	$8.07	$12.30	$11.44

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

Statements of Operations for the year ended December 31, 2008 (dollars in thousands)

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$3,671	$123,241	$42,832	$338,781
Interest	561	25,816	11,059	51,750

	4,232	149,057	53,891	390,531

Fees and expenses[3]:
Investment advisory services	1,310	27,394	23,424	83,525
Distribution services — Class 2	497	11,068	7,400	50,119
Distribution services — Class 3	—	—	—	588
Transfer agent services	— [4]	3	2	18
Reports to shareholders	6	179	115	900
Registration statement and prospectus	2	57	39	293
Postage, stationery and supplies	2	76	51	389
Trustees’ compensation	1	17	13	(114)
Auditing and legal	5	54	26	149
Custodian	30	748	796	601
State and local taxes	3	60	42	304
Other	4	41	47	48

Total fees and expenses before waiver	1,860	39,697	31,955	136,820
Less waiver of fees and expenses:
Investment advisory services	131	2,739	2,342	8,352

Total fees and expenses after waiver	1,729	36,958	29,613	128,468

Net investment income	2,503	112,099	24,278	262,063

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments[2]	(9,722)	(389,204)	(216,059)	(1,804,897)
Currency transactions	(127)	(4,252)	(3,435)	(105)

	(9,849)	(393,456)	(219,494)	(1,805,002)

Net unrealized (depreciation) appreciation on:
Investments	(118,827)	(2,144,127)	(2,107,697)	(12,402,196)
Currency translations	2	34	(23)	(181)

	(118,825)	(2,144,093)	(2,107,720)	(12,402,377)

Net realized loss and unrealized depreciation on investments and currency	(128,674)	(2,537,549)	(2,327,214)	(14,207,379)

Net decrease in net assets resulting from operations	$(126,171)	$(2,425,450)	$(2,302,936)	$(13,945,316)

For footnotes, please see end of table.
See Notes to Financial Statements
American Funds Insurance Series

Statements of Operations for the year ended December 31, 2008

			Blue Chip
		New	Income and	Global Growth
	International	World	Growth	and Income
	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$248,460	$34,690	$94,736	$57,132
Interest	25,689	18,950	6,968	16,748

	274,149	53,640	101,704	73,880

Fees and expenses[3]:
Investment advisory services	46,787	13,849	15,618	12,322
Distribution services — Class 2	18,374	3,916	8,736	4,993
Distribution services — Class 3	166	—	—	—
Transfer agent services	7	1	3	2
Reports to shareholders	287	55	112	63
Registration statement and prospectus	107	20	42	22
Postage, stationery and supplies	110	21	42	24
Trustees’ compensation	(63)	10	14	15
Auditing and legal	69	28	22	12
Custodian	2,323	790	20	308
State and local taxes	113	22	43	23
Other	62	41	7	36

Total fees and expenses before waiver	68,342	18,753	24,659	17,820
Less waiver of fees and expenses:
Investment advisory services	4,679	1,385	1,562	1,232

Total fees and expenses after waiver	63,663	17,368	23,097	16,588

Net investment income	210,486	36,272	78,607	57,292

Net realized (loss) gain and unrealized (depreciation) appreciation on investments and currency:
Net realized (loss) gain on:
Investments[2]	(311,421)	(97,039)	(385,264)	(328,790)
Currency transactions	(13,761)	(3,526)	—	(906)

	(325,182)	(100,565)	(385,264)	(329,696)

Net unrealized (depreciation) appreciation on:
Investments	(4,851,466)	(896,844)	(1,311,260)	(807,481)
Currency translations	(460)	(233)	—	(126)

	(4,851,926)	(897,077)	(1,311,260)	(807,607)

Net realized (loss) gain and unrealized (depreciation) appreciation on investments and currency	(5,177,108)	(997,642)	(1,696,524)	(1,137,303)

Net (decrease) increase in net assets resulting from operations	$(4,966,622)	$(961,370)	$(1,617,917)	$(1,080,011)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.

[5]	For the period November 18, 2008, commencement of operations, through December 31, 2008.
See Notes to Financial Statements
American Funds Insurance Series

(dollars in thousands)

							U.S.
	International					High-	Government/
Growth-	Growth		Asset		Global	Income	AAA-Rated	Cash
Income	and Income		Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund		Fund	Fund	Fund	Fund	Fund	Fund
$487,208	$18		$117,661	$5,676	$32	$1,154	$—	$—
69,071	7		159,939	337,391	37,225	109,475	54,893	19,747

556,279	25		277,600	343,067	37,257	110,629	54,893	19,747

65,897	10		26,361	21,584	4,382	6,092	5,079	2,746
46,476	1		15,852	10,134	1,743	2,327	2,141	1,762
565	—		105	—	—	43	55	42
17	—		6	3	1	1	1	1
852	—	[4]	258	185	23	34	32	23
278	—	[4]	93	57	6	14	11	8
363	—	[4]	96	75	8	12	10	7
(169)	—	[4]	(20)	20	5	(23)	(19)	(8)
147	—	[4]	59	41	6	8	12	9
618	—	[4]	119	220	114	11	3	2
286	—		96	58	6	14	10	8
60	—	[4]	21	14	7	8	2	1

115,390	11		43,046	32,391	6,301	8,541	7,337	4,601

6,589	1		2,636	2,158	438	609	508	275

108,801	10		40,410	30,233	5,863	7,932	6,829	4,326

447,478	15		237,190	312,834	31,394	102,697	48,064	15,421

(1,610,102)	—	[4]	(480,328)	(151,292)	(11,813)	(70,109)	24,592	52
(434)	48		904	5,094	16,815	174	—	—

(1,610,536)	48		(479,424)	(146,198)	5,002	(69,935)	24,592	52

(9,905,989)	1,081		(2,649,168)	(726,337)	(32,918)	(374,803)	33,068	30
(153)	—	[4]	(1,139)	(8,866)	1,630	(118)	—	—

(9,906,142)	1,081		(2,650,307)	(735,203)	(31,288)	(374,921)	33,068	30

(11,516,678)	1,129		(3,129,731)	(881,401)	(26,286)	(444,856)	57,660	82

$(11,069,200)	$1,144		$(2,892,541)	$(568,567)	$5,108	$(342,159)	$105,724	$15,503

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

Operations:
Net investment income	$2,503	$2,289	$112,099	$93,582	$24,278	$8,474
Net realized (loss) gain on investments and currency transactions	(9,849)	22,831	(393,456)	441,598	(219,494)	509,642
Net unrealized (depreciation) appreciation on investments and currency translations	(118,825)	9,005	(2,144,093)	141,822	(2,107,720)	162,605

Net (decrease) increase in net assets resulting from operations	(126,171)	34,125	(2,425,450)	677,002	(2,302,936)	680,721

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(277)	(377)	(18,705)	(15,248)	—	(9,957)
Class 2	(1,515)	(2,059)	(80,484)	(129,196)	—	(106,466)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(1,792)	(2,436)	(99,189)	(144,444)	—	(116,423)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,688)	(1,007)	(7,339)	(5,130)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)	(63,935)	(65,805)
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,847)	(13,121)	(40,224)	(15,875)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)	(350,423)	(203,660)
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)	(461,921)	(290,470)

Total dividends and distributions paid to shareholders	(7,938)	(20,816)	(543,771)	(344,947)	(461,921)	(406,893)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,400	6,060	621,804	399,261	319,417	126,470
Proceeds from reinvestment of dividends and distributions	1,000	2,772	86,240	29,376	47,563	30,962
Cost of shares repurchased	(4,466)	(4,255)	(250,373)	(43,793)	(119,721)	(54,125)

Net (decrease) increase from Class 1 transactions	(1,066)	4,577	457,671	384,844	247,259	103,307

Class 2:
Proceeds from shares sold	34,335	71,657	461,271	675,865	305,775	650,430
Proceeds from reinvestment of dividends and distributions	6,938	18,044	457,531	315,571	414,358	375,931
Cost of shares repurchased	(31,698)	(11,522)	(397,952)	(137,454)	(492,404)	(234,256)

Net increase from Class 2 transactions	9,575	78,179	520,850	853,982	227,729	792,105

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net increase in net assets resulting from capital share transactions	8,509	82,756	978,521	1,238,826	474,988	895,412

Total (decrease) increase in net assets	(125,600)	96,065	(1,990,700)	1,570,881	(2,289,869)	1,169,240
Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216	4,343,688	3,174,448

End of period	$149,204	$274,804	$3,873,397	$5,864,097	$2,053,819	$4,343,688

Undistributed (distributions in excess of) net investment income	$552	$(12)	$13,764	$3,943	$(21,213)	$(59,598)

Shares of beneficial interest:
Class 1:
Shares sold	239	423	28,686	15,922	17,356	4,520
Shares issued on reinvestment of dividends and distributions	95	202	4,469	1,195	2,210	1,132
Shares repurchased	(400)	(304)	(11,957)	(1,788)	(5,755)	(1,999)

Net (decrease) increase in shares outstanding	(66)	321	21,198	15,329	13,811	3,653

Class 2:
Shares sold	2,929	5,027	22,272	27,538	16,749	23,682
Shares issued on reinvestment of dividends and distributions	643	1,325	23,454	12,903	19,490	13,858
Shares repurchased	(3,007)	(832)	(22,507)	(5,664)	(25,275)	(8,879)

Net increase in shares outstanding	565	5,520	23,219	34,777	10,964	28,661

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

$262,063	$230,097	$210,486	$163,553	$36,272	$28,392	$78,607	$75,469	$57,292	$29,034
(1,805,002)	2,962,852	(325,182)	1,313,255	(100,565)	165,173	(385,264)	254,410	(329,696)	77,806
(12,402,377)	146,972	(4,851,926)	363,568	(897,077)	263,385	(1,311,260)	(250,926)	(807,607)	41,796

(13,945,316)	3,339,921	(4,966,622)	1,840,376	(961,370)	456,950	(1,617,917)	78,953	(1,080,011)	148,636

(74,161)	(50,378)	(57,453)	(27,717)	(6,036)	(6,659)	(6,456)	(4,468)	(2,936)	(1,370)
(161,761)	(192,512)	(135,888)	(135,569)	(23,170)	(49,605)	(71,777)	(109,535)	(43,953)	(30,736)
(2,621)	(3,515)	(1,652)	(1,795)	—	—	—	—	—	—

(238,543)	(246,405)	(194,993)	(165,081)	(29,206)	(56,264)	(78,233)	(114,003)	(46,889)	(32,106)

(78,011)	(23,434)	(35,879)	(13,679)	(3,297)	(2,014)	(2,408)	(1,063)	(394)	(1,952)
(249,962)	(113,371)	(106,959)	(67,770)	(19,413)	(19,962)	(32,987)	(28,489)	(9,569)	(47,286)
(4,124)	(2,111)	(1,383)	(991)	—	—	—	—	—	—

(618,631)	(310,646)	(290,130)	(67,908)	(18,570)	(7,335)	(14,843)	(3,868)	(236)	(565)
(1,982,221)	(1,502,851)	(864,914)	(336,431)	(109,350)	(72,698)	(203,359)	(103,659)	(5,742)	(14,077)
(32,706)	(27,987)	(11,178)	(4,920)	—	—	—	—	—	—

(2,965,655)	(1,980,400)	(1,310,443)	(491,699)	(150,630)	(102,009)	(253,597)	(137,079)	(15,941)	(63,880)

(3,204,198)	(2,226,805)	(1,505,436)	(656,780)	(179,836)	(158,273)	(331,830)	(251,082)	(62,830)	(95,986)

3,762,573	2,309,420	1,737,223	10,273	260,949	120,507	213,241	8,279	76,516	44,895
770,803	384,458	383,462	109,304	27,903	16,008	23,707	9,399	3,566	3,887
(744,896)	(1,277,505)	(378,505)	(261,901)	(116,713)	(29,946)	(31,478)	(29,039)	(11,387)	(18,147)

3,788,480	1,416,373	1,742,180	(142,324)	172,139	106,569	205,470	(11,361)	68,695	30,635

1,909,204	2,390,962	816,329	1,410,185	230,183	374,113	295,696	462,760	680,989	1,224,641
2,393,944	1,808,734	1,107,761	539,770	151,933	142,265	308,123	241,683	59,264	92,099
(3,409,648)	(2,925,475)	(1,916,909)	(457,606)	(251,926)	(86,420)	(454,222)	(200,407)	(118,283)	(6,505)

893,500	1,274,221	7,181	1,492,349	130,190	429,958	149,597	504,036	621,970	1,310,235

2,203	4,170	676	3,053	—	—	—	—	—	—
39,451	33,613	14,213	7,706	—	—	—	—	—	—
(60,450)	(82,589)	(20,357)	(22,414)	—	—	—	—	—	—

(18,796)	(44,806)	(5,468)	(11,655)	—	—	—	—	—	—

4,663,184	2,645,788	1,743,893	1,338,370	302,329	536,527	355,067	492,675	690,665	1,340,870

(12,486,330)	3,758,904	(4,728,165)	2,521,966	(838,877)	835,204	(1,594,680)	320,546	(452,176)	1,393,520

30,835,361	27,076,457	11,550,198	9,028,232	2,135,971	1,300,767	4,416,907	4,096,361	2,076,113	682,593

$18,349,031	$30,835,361	$6,822,033	$11,550,198	$1,297,094	$2,135,971	$2,822,227	$4,416,907	$1,623,937	$2,076,113

$44,711	$21,694	$17,082	$15,527	$67	$(2,541)	$14,491	$14,776	$7,532	$(1,372)

67,645	33,820	83,834	415	12,875	4,878	21,505	668	8,370	3,807
14,290	5,708	21,402	4,615	1,403	681	2,745	769	495	337
(14,771)	(18,697)	(21,555)	(11,093)	(5,684)	(1,305)	(3,582)	(2,380)	(1,337)	(1,495)

67,164	20,831	83,681	(6,063)	8,594	4,254	20,668	(943)	7,528	2,649

38,460	35,619	41,995	59,148	10,350	15,801	32,066	38,123	65,607	104,297
44,065	27,058	61,328	22,881	7,444	6,123	35,486	19,932	7,976	8,017
(60,320)	(43,455)	(94,449)	(19,682)	(13,292)	(3,867)	(47,846)	(16,554)	(14,272)	(561)

22,205	19,222	8,874	62,347	4,502	18,057	19,706	41,501	59,311	111,753

43	63	31	130	—	—	—	—	—	—
719	499	781	326	—	—	—	—	—	—
(1,199)	(1,224)	(1,155)	(951)	—	—	—	—	—	—

(437)	(662)	(343)	(495)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund		Asset Allocation Fund
	Year ended	Year ended	Period ended		Year ended	Year ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2008	2007	2008*		2008	2007

Operations:
Net investment income	$447,478	$466,168	$15		$237,190	$211,683
Net realized (loss) gain on investments and currency transactions	(1,610,536)	1,633,341	48		(479,424)	357,101
Net unrealized (depreciation) appreciation on investments and currency translations	(9,906,142)	(740,365)	1,081		(2,650,307)	(75,392)

Net (decrease) increase in net assets resulting from operations	(11,069,200)	1,359,144	1,144		(2,892,541)	493,392

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(132,802)	(99,611)	(8)		(75,328)	(42,539)
Class 2	(313,153)	(355,785)	(1)		(159,530)	(157,653)
Class 3	(5,210)	(6,561)	—		(1,396)	(1,590)

Total dividends from net investment income	(451,165)	(461,957)	(9)		(236,254)	(201,782)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(42,380)	(17,061)	—		(2,375)	(5,053)
Class 2	(130,677)	(69,728)	—		(7,163)	(28,051)
Class 3	(2,231)	(1,354)	—		(65)	(297)
Long-term net realized gains:
Class 1	(351,389)	(164,342)	—		(85,489)	(36,748)
Class 2	(1,083,493)	(671,641)	—		(257,869)	(204,006)
Class 3	(18,492)	(13,040)	—		(2,333)	(2,162)

Total distributions from net realized gain on investments	(1,628,662)	(937,166)	—		(355,294)	(276,317)

Total dividends and distributions paid to shareholders	(2,079,827)	(1,399,123)	(9)		(591,548)	(478,099)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	10,000		—	—
Proceeds from shares sold	3,161,911	2,341,348	853		1,212,808	896,096
Proceeds from reinvestment of dividends and distributions	526,571	281,014	8		163,192	84,340
Cost of shares repurchased	(1,017,390)	(673,969)	—	†	(140,613)	(115,427)

Net increase (decrease) from Class 1 transactions	2,671,092	1,948,393	10,861		1,235,387	865,009

Class 2:
Proceeds from shares sold	1,083,314	2,013,524	3,832		330,159	717,517
Proceeds from reinvestment of dividends and distributions	1,527,323	1,097,154	1		424,562	389,710
Cost of shares repurchased	(3,077,453)	(2,602,486)	—	†	(698,531)	(193,263)

Net (decrease) increase from Class 2 transactions	(466,816)	508,192	3,833		56,190	913,964

Class 3:
Proceeds from shares sold	328	778	—		1,176	3,124
Proceeds from reinvestment of dividends and distributions	25,933	20,955	—		3,794	4,049
Cost of shares repurchased	(62,387)	(77,378)	—		(12,304)	(12,795)

Net (decrease) increase from Class 3 transactions	(36,126)	(55,645)	—		(7,334)	(5,622)

Net increase in net assets resulting from capital share transactions	2,168,150	2,400,940	14,694		1,284,243	1,773,351

Total (decrease) increase in net assets	(10,980,877)	2,360,961	15,829		(2,199,846)	1,788,644
Net assets:
Beginning of period	29,265,815	26,904,854	—		9,306,110	7,517,466

End of period	$18,284,938	$29,265,815	$15,829		$7,106,264	$9,306,110

Undistributed net investment income	$77,379	$82,693	$54		$40,422	$39,608

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	1,000		—	—
Shares sold	88,411	52,474	82		78,479	46,825
Shares issued on reinvestment of dividends and distributions	15,930	6,397	1		11,171	4,483
Shares repurchased	(28,874)	(15,323)	—	†	(9,302)	(6,055)

Net increase (decrease) in shares outstanding	75,467	43,548	1,083		80,348	45,253

Class 2:
Shares sold	31,219	46,137	367		20,423	37,981
Shares issued on reinvestment of dividends and distributions	45,619	25,097	—	†	28,402	20,722
Shares repurchased	(85,751)	(59,040)	—	†	(47,156)	(10,240)

Net (decrease) increase in shares outstanding	(8,913)	12,194	367		1,669	48,463

Class 3:
Shares sold	9	18	—		72	165
Shares issued on reinvestment of dividends and distributions	767	476	—		251	214
Shares repurchased	(1,855)	(1,757)	—		(806)	(671)

Net (decrease) increase in shares outstanding	(1,079)	(1,263)	—		(483)	(292)

*	For the period November 18, 2008, commencement of operations, through December 31, 2008.

†	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

$312,834	$233,657	$31,394	$6,041	$102,697	$92,403	$48,064	$33,300	$15,421	$22,878
(146,198)	34,797	5,002	3,344	(69,935)	3,093	24,592	2,138	52	3
(735,203)	(128,206)	(31,288)	4,164	(374,921)	(81,331)	33,068	12,104	30	(32)

(568,567)	140,248	5,108	13,549	(342,159)	14,165	105,724	47,542	15,503	22,849

(130,394)	(27,191)	(5,117)	(761)	(29,619)	(34,436)	(12,502)	(15,945)	(2,670)	(7,248)
(210,186)	(327,209)	(37,266)	(7,129)	(70,268)	(110,945)	(30,378)	(37,372)	(14,466)	(25,540)
	—	—	—	(1,668)	(3,325)	(870)	(2,188)	(396)	(1,300)

(340,580)	(354,400)	(42,383)	(7,890)	(101,555)	(148,706)	(43,750)	(55,505)	(17,532)	(34,088)

(3,045)	—	(23)	—	—	—	—	—	—	—
(6,365)	—	(262)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(1,523)	—	—	—	—	—	—	—	—	—
(3,182)	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(14,115)	—	(285)	—	—	—	—	—	—	—

(354,695)	(354,400)	(42,668)	(7,890)	(101,555)	(148,706)	(43,750)	(55,505)	(17,532)	(34,088)

—	—	—	—	—	—	—	—	—	—
2,343,349	223,507	122,622	15,323	219,626	64,447	346,530	17,198	108,538	82,701
134,962	27,191	5,140	761	29,619	34,436	12,502	15,945	2,670	7,248
(496,411)	(27,058)	(40,178)	(687)	(94,708)	(54,035)	(90,947)	(37,415)	(65,037)	(73,550)

1,981,900	223,640	87,584	15,397	154,537	44,848	268,085	(4,272)	46,171	16,399

557,306	1,307,778	696,760	256,862	166,838	222,164	585,103	179,695	801,545	400,501
219,733	327,209	37,528	7,129	70,268	110,945	30,378	37,372	14,466	25,540
(1,427,995)	(133,653)	(178,394)	(4,474)	(140,321)	(67,426)	(37,148)	(17,046)	(243,682)	(247,164)

(650,956)	1,501,334	555,894	259,517	96,785	265,683	578,333	200,021	572,329	178,877

—	—	—	—	3,359	2,454	9,104	3,966	22,468	20,409
—	—	—	—	1,668	3,325	870	2,188	396	1,300
—	—	—	—	(7,012)	(8,871)	(7,273)	(8,953)	(17,849)	(19,332)

—	—	—	—	(1,985)	(3,092)	2,701	(2,799)	5,015	2,377

1,330,944	1,724,974	643,478	274,914	249,337	307,439	849,119	192,950	623,515	197,653

407,682	1,510,822	605,918	280,573	(194,377)	172,898	911,093	184,987	621,486	186,414

5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950

$5,522,281	$5,114,599	$913,318	$307,400	$1,137,602	$1,331,979	$1,748,484	$837,391	$1,205,850	$584,364

$25,297	$49,998	$1,276	$1,377	$16,493	$15,604	$10,612	$6,027	$1,902	$3,995

—	—	—	—	—	—	—	—	—	—
215,356	19,367	11,157	1,435	20,911	5,144	29,015	1,447	9,431	7,068
14,256	2,432	485	71	3,668	2,837	1,030	1,385	233	633
(47,442)	(2,340)	(3,772)	(66)	(8,842)	(4,245)	(7,661)	(3,160)	(5,654)	(6,295)

182,170	19,459	7,870	1,440	15,737	3,736	22,384	(328)	4,010	1,406

51,745	113,731	62,564	24,105	16,293	17,346	49,249	15,266	70,023	34,457
23,300	29,490	3,545	667	8,688	9,210	2,522	3,262	1,270	2,244
(132,359)	(11,757)	(16,718)	(425)	(13,609)	(5,429)	(3,099)	(1,450)	(21,302)	(21,256)

(57,314)	131,464	49,391	24,347	11,372	21,127	48,672	17,078	49,991	15,445

—	—	—	—	324	191	760	333	1,956	1,743
—	—	—	—	203	273	72	190	35	114
—	—	—	—	(657)	(690)	(608)	(759)	(1,553)	(1,658)

—	—	—	—	(130)	(226)	224	(236)	438	199

American Funds Insurance Series

Notes to financial statements
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks growth of capital and income over time by investing primarily in common stocks of larger, more established companies based in the United States.
Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
International Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of larger, well-established companies domiciled outside of the U.S., including developing countries.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
American Funds Insurance Series

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
American Funds Insurance Series

Forward currency contracts — The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.
The values of and the income generated by securities held by the funds may fluctuate in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.
The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.
Investments in securities issued by entities based outside the United States may be affected to a greater extent than investments in the United States by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and in settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Certain of the funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect its share price.
American Funds Insurance Series

3. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2005, nor by state tax authorities for years before 2004. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2008, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax year, 2008, remains open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table on the following page, 12 funds had capital loss carryforwards available at December 31, 2008. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
American Funds Insurance Series

Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2008:
Undistributed ordinary income	$568	$14,442	$—	$45,923	$17,347	$4,689	$14,522	$7,839
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(14)	(628)	—	(596)	—	(500)	—	(83)
Undistributed long-term capital gain	—	—	—	—	40,962	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(8,441)	(174,829)	(161,366)	(503,551)	(343,685)	(72,358)	(61,877)	(212,008)
Capital loss carryforwards expiring in 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)

Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	$(147)	$(3,089)	$2,016	$(503)	$(13,938)	$(4,458)	$(659)	$(1,499)
Reclassification to undistributed net investment income from capital paid in on shares of beneficial interest	—	—	12,091	—	—	—	—	—
Reclassification to undistributed net realized gain from capital paid in on shares of beneficial interest	—	—	161	—	—	—	—	—

Gross unrealized appreciation on investment securities	$3,174	$218,481	$107,586	$1,359,487	$337,307	$96,077	$153,462	$24,803
Gross unrealized depreciation on investment securities	(82,975)	(1,321,553)	(1,321,633)	(7,953,672)	(2,460,381)	(389,850)	(1,001,389)	(740,378)

Net unrealized depreciation on investment securities	$(79,801)	$(1,103,072)	$(1,214,047)	$(6,594,185)	$(2,123,074)	$(293,773)	$(847,927)	$(715,575)

Cost of investment securities	$228,020	$4,961,640	$3,253,880	$24,751,920	$8,893,163	$1,583,927	$3,663,948	$2,343,816

For footnote, please see end of table.
American Funds Insurance Series

	(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2008:
Undistributed ordinary income	$78,073	$77	$40,825	$54,562	$3,105	$17,500	$24,815	$1,961
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	—	—	(1,417)	(37,270)	—	(345)	—	—
Undistributed long-term capital gain	—	—	—	—	—	—	3,455	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(554,442)	—	(79,461)	(50,772)	—	(23,501)	—	—

Capital loss carryforwards:
Expiring 2009	$—	—	$—	$—	$—	$(41,518)	$—	$—
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—

	$(691,368)	—	$(400,076)	$(98,035)	$(5,498)	$(175,226)	—	—

Capital loss carryforwards utilized	—	—	—	—	—	—	$6,912	$1

Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	$(1,627)	$48	$(122)	$3,045	$10,888	$(253)	$271	$18

Gross unrealized appreciation on investment securities	$919,183	$1,110	$318,286	$143,613	$33,369	$12,029	$69,006	$125
Gross unrealized depreciation on investment securities	(6,552,744)	(52)	(1,761,042)	(946,906)	(62,557)	(434,942)	(23,164)	(116)

Net unrealized (depreciation) appreciation on investment securities	$(5,633,561)	$1,058	$(1,442,756)	$(803,293)	$(29,188)	$(422,913)	$45,842	$9

Cost of investment securities	$23,807,683	$13,442	$8,514,193	$6,550,752	$928,245	$1,531,615	$1,764,719	$1,215,210

*	These deferrals are considered incurred in the subsequent year.
American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The board of trustees approved an amended agreement for Global Small Capitalization Fund, Growth Fund, New World Fund, Global Growth and Income Fund, Growth-Income Fund, Global Bond Fund and Cash Management Fund, effective January 1, 2009, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2008, CRMC voluntarily reduced investment advisory services fees to the proposed rates for Cash Management Fund. In addition, CRMC waived a portion of its investment advisory services fees from September 1, 2004, through December 31, 2008. During the year ended December 31, 2008, total aggregate investment advisory services fees waived by CRMC were $35,636,000. As a result, the aggregate fees shown on the accompanying financial statements of $356,380,000 were reduced to $320,744,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended	For the year ended
					December 31, 2008,	December 31, 2008,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.53	.48
Global Small Capitalization	.800	.635	.6	5.0	.71	.64
Growth	.500	.280	.6	34.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.620	.5	2.5	.76	.68
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690	.480	.6	3.0	.59	.53
Growth-Income	.500	.219	.6	34.0	.27	.24
International Growth and Income	.690	.530	.5	1.0	.69 *	.62 *
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.340	.6	5.0	.39	.35
Global Bond	.570	.500	1.0	1.0	.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.42	.38
Cash Management	.320	.290	1.0	1.0	.32	.29

*	Annualized ratios based on activity during the period November 18, 2008, commencement of operations, through December 31, 2008.
Transfer agent services — The aggregate fee of $66,000 was incurred during the year ended December 31, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.
American Funds Insurance Series

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)
			Decrease in value
Fund	Current fees		of deferred amounts

Global Discovery	$2		$(1)
Global Growth	38		(21)
Global Small Capitalization	24		(11)
Growth	221		(335)
International	82		(145)
New World	13		(3)
Blue Chip Income and Growth	24		(10)
Global Growth and Income	15		— *
Growth-Income	209		(378)
International Growth and Income	—	*	—
Asset Allocation	70		(90)
Bond	41		(21)
Global Bond	5		— *
High-Income Bond	11		(34)
U.S. Government/AAA-Rated Securities	8		(27)
Cash Management	6		(14)

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Classes 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2008, distribution expenses under the plans for the series aggregated $185,539,000 for Class 2 and $1,564,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
6. Disclosure of fair value measurements
The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
American Funds Insurance Series

The following table presents the funds’ valuation levels as of December 31, 2008 (dollars in thousands):

							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$85,836	$1,240,310	$829,457	$14,673,393	$650,457	$282,129	$2,557,597	$675,796
Level 2 — Other significant observable inputs	62,383	2,594,714	1,196,715	3,446,822	6,112,709	1,002,150	258,424	939,094
Level 3 — Significant unobservable inputs	—	23,544	13,661	37,520	6,923	5,875	—	13,351

Total	$148,219	$3,858,568	$2,039,833	$18,157,735	$6,770,089	$1,290,154	$2,816,021	$1,628,241

Investment securities trading outside the U.S.[1]	$46,066	$1,867,716	$819,785	$1,421,384	$5,212,423	$590,524	—	$547,828

Forward currency contracts[2]:
Level 2 — Other significant observable inputs	—	—	—	—	—	$20	—	—

							U.S.
		International					Government/
	Growth-	Growth	Asset			High-Income	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment securities:
Level 1 — Quoted prices	$14,304,035	$777	$4,287,518	$25,821	$—	$3,971	$—	$—
Level 2 — Other significant observable inputs	3,870,087	13,723	2,745,919	5,680,147	896,720	1,078,667	1,800,973	1,215,219
Level 3 — Significant unobservable inputs	—	—	38,000	41,491	2,337	26,064	9,588	—

Total	$18,174,122	$14,500	$7,071,437	$5,747,459	$899,057	$1,108,702	$1,810,561	$1,215,219

Investment securities trading outside the U.S.[1]	$1,366,798	$9,402	$204,413	—	—	—	—	—

Forward currency contracts[2]:
Level 2 — Other significant observable inputs	—	—	$(1,120)	$(8,498)	$1,723	$(84)	—	—

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

						Blue Chip	Global
	Global	Global Small			New	Income	Growth
	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$7,120	$7,795	$85,603	$8,540	$—	$—	$—
Net purchases	—	—	42,138	—	—	4,200	—
Net unrealized depreciation[3]	(477)	(6,215)	(40,958)	(1,617)	(1,805)	(4,200)	(3,960)
Net transfers into (out of) Level 3	16,901	12,081	(49,263)	—	7,680	—	17,311

Ending value at 12/31/2008	$23,544	$13,661	$37,520	$6,923	$5,875	$—	$13,351

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008	$(477)	$(5,414)	$(35,621)	$(1,617)	$(1,805)	$(4,200)	(3,960)

[1]	Represents certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, these amounts were classified as Level 2 instead of Level 1 in the above chart.

[2]	Net unrealized appreciation (depreciation) on forward currency contracts is not included in the summary investment portfolio.

[3]	Net unrealized depreciation is included in the related amounts on investments in the statements of operations.
American Funds Insurance Series

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the year ended December 31, 2008 (dollars in thousands):

						U.S. Government/
	Growth-	Asset			High-Income	AAA-Rated
	Income	Allocation	Bond	Global Bond	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund

Beginning value at 1/1/2008	$—	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	112,000	(2,859)	4,996	(96)	(1,344)	(61)
Net realized loss*	—	(14,803)	—	(9)	(997)	—
Net unrealized (depreciation) appreciation*	(112,000)	9,149	(1,424)	(126)	(8,063)	(396)
Net transfers into (out of) Level 3	—	(10,892)	8,564	1,683	18,954	1,368

Ending value at 12/31/2008	$—	$38,000	$41,491	$2,337	$26,064	$9,588

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008	$(112,000)	$(2,177)	$(449)	—	$(8,629)	$(321)

*	Net realized loss and net unrealized (depreciation) appreciation are included in the related amounts on investments in the statements of operations.
7. Investment transactions and other disclosures
As of December 31, 2008, New World Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

		(amounts in thousands)
						U.S. valuation at
		Contract amount				December 31, 2008
							Unrealized
							appreciation
Fund		Receive		Deliver		Amount	(depreciation)

Purchases:
Bond	Australian dollars, expiring 1/29/2009	A$	18,779		$12,500	$13,312	$812
Bond	Canadian dollars, expiring 1/12/2009	C$	15,409		12,500	12,637	137
Bond	New Zealand dollars, expiring 1/29/2009	NZ$	22,707		12,500	13,287	787
Global Bond	Australian dollars, expiring 1/29/2009	A$	12,769		8,500	9,052	552
Global Bond	Canadian dollars, expiring 1/12/2009	C$	10,478		8,500	8,593	93
Global Bond	Euros, expiring 1/7-1/30/2009		€26,476		35,145	36,869	1,724
Global Bond	Japanese yen, expiring 1/9-2/12/2009		¥9,328,589		102,733	102,692	(41)
Global Bond	New Turkish liras, expiring 1/28/2009	TRY	2,760		1,750	1,777	27
Global Bond	New Zealand dollars, expiring 1/29/2009	NZ$	9,083		5,000	5,315	315
Sales:
New World	Czech korunas, expiring 1/16/2009		$188	CZK	3,600	187	1
New World	Polish zloty, expiring 1/16/2009		526	PLN	1,500	507	19
Asset Allocation	Euros, expiring 1/12-1/26/2009		11,759		€9,250	12,879	(1,120)
Bond	Australian dollars, expiring 1/13-1/27/2009		3,775	A$	13,235	4,218	(443)
Bond	British pounds, expiring 1/9-1/27/2009		10,043		£6,122	9,350	693
Bond	Euros, expiring 1/14-2/5/2009		231,526		€173,721	241,873	(10,347)
Bond	Israeli shekels, expiring 1/23/2009		—	ILS	45,206	(216)	216
Bond	Japanese yen, expiring 1/15-1/29/2009		50,508		¥4,620,539	50,861	(353)
Global Bond	Australian dollars, expiring 1/12-1/27/2009		5,565	A$	8,380	5,951	(386)
Global Bond	British pounds, expiring 1/7-1/27/2009		18,972		£12,605	18,324	648
Global Bond	Euros, expiring 1/9-2/10/2009		31,981		€23,720	33,024	(1,043)
Global Bond	Israeli shekels, expiring 1/8/2009		3,428	ILS	13,595	3,594	(166)
High-Income Bond	Euros, expiring 1/26/2009		821		€650	905	(84)
American Funds Insurance Series

The following table presents additional information for the year ended December 31, 2008:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$118,698	$2,545,429	$1,623,307	$7,999,015	$4,957,592	$675,314	$1,005,434	$1,455,824
Sales of investment securities*	94,336	1,628,342	1,389,434	6,313,842	4,521,135	507,685	840,203	627,475
Non-U.S. taxes paid on dividend income	312	9,915	2,950	9,566	32,580	3,975	793	3,970
Non-U.S. taxes paid on realized gains	—	853	995	—	—	84	—	—
Dividends from affiliated issuers	—	—	3,656	7,626	—	—	—	968
Net realized loss from affiliated issuers	—	—	(11,159)	(98,906)	—	—	—	—

	(dollars in thousands)
							U.S.
		International					Government/
	Growth-	Growth	Asset			High-Income	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Bond	Securities	Management
	Fund	Fund†	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$7,833,603	$9,201	$4,073,043	$3,418,571	$1,092,336	$307,100	$1,119,139	$7,177,416
Sales of investment securities*	6,952,754	—	2,572,702	1,973,890	552,981	296,447	495,836	6,545,646
Non-U.S. taxes paid on dividend income	10,598	1	1,390	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	1	132	87	5	—	—
Net realized gain from affiliated issuers	—	—	12,808	—	—	—	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.

†	For the period November 18, 2008, commencement of operations, through December 31, 2008.
American Funds Insurance Series

Financial highlights1

		(Loss) income from
		investment operations[2]											Ratio of
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	net income
	Net asset		gains on		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Global Discovery Fund
Class 1
12/31/08	$14.09	$.15	$(6.37)	$(6.22)	$(.12)	$(.30)	$(.42)	$7.45	(45.02)%	$18	.60%	.55%	1.33%
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
Class 2
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60

Global Growth Fund
Class 1
12/31/08	$25.15	$.47	$(9.50)	$(9.03)	$(.41)	$(1.75)	$(2.16)	$13.96	(38.23)%	$675	.55%	.50%	2.37%
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
Class 2
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92

Global Small Capitalization Fund
Class 1
12/31/08	$27.20	$.19	$(13.33)	$(13.14)	$—	$(2.88)	$(2.88)	$11.18	(53.39)%	$306	.74%	.67%	1.01%
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
Class 2
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
For footnotes, please see end of table.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Growth Fund
Class 1
12/31/08	$67.22	$.63	$(27.52)	$(26.89)	$(.56)	$(6.26)	$(6.82)	$33.51	(43.83)%	$4,768	.33%	.30%	1.23%
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35	.32	.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36	.36	.68
Class 2
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60	.57	.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61	.61	.50
Class 3
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53	.50	.69
12/31/04[4]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54[5]	.53[5]	.54[5]

International Fund
Class 1
12/31/08	$24.81	$.43	$(9.88)	$(9.45)	$(.40)	$(2.74)	$(3.14)	$12.22	(42.01)%	$1,864	.52%	.48%	2.42%
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57	.52	1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60	.59	1.54
Class 2
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82	.77	1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84	.83	1.27
Class 3
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75	.70	1.74
12/31/04[4]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77[5]	.77[5]	1.45[5]

New World Fund
Class 1
12/31/08	$25.88	$.43	$(10.68)	$(10.25)	$(.36)	$(1.70)	$(2.06)	$13.57	(42.20)%	$253	.81%	.73%	2.18%
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92	.85	2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93	.92	1.81
Class 2
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17	1.10	1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18	1.17	1.57
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Blue Chip Income and Growth Fund
Class 1
12/31/08	$11.53	$.22	$(4.22)	$(4.00)	$(.21)	$(.65)	$(.86)	$6.67	(36.30)%	$220	.43%	.39%	2.48%
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45	.41	1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46	.46	1.60
Class 2
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70	.66	1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71	.70	1.37

Global Growth and Income Fund
Class 1
12/31/08	$11.78	$.28	$(5.09)	$(4.81)	$(.22)	$(.07)	$(.29)	$6.68	(41.06)%	95	.62%	.56%	3.00%
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06[6]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.725	.655	2.105
Class 2
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06[6]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97[5]	.90[5]	1.64[5]

Growth-Income Fund
Class 1
12/31/08	$42.52	$.69	$(15.91)	$(15.22)	$(.69)	$(2.36)	$(3.05)	$24.25	(37.68)%	$5,034	.28%	.25%	2.03%
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29	.27	1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31	.30	1.39
Class 2
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54	.52	1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56	.55	1.19
Class 3
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47	.45	1.50
12/31/04[4]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49[5]	.48[5]	1.24[5]

International Growth and Income Fund
Class 1
12/31/08[7]	$10.00	$.01	$.92	$.93	$(.01)	—	$(.01)	$10.92	9.28%	$12	.09%	.08%	.14%
Class 2
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11	.11	.05
For footnotes, please see end of table.
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Asset Allocation Fund
Class 1
12/31/08	$18.51	$.47	$(5.70)	$(5.23)	$(.45)	$(.67)	$(1.12)	$12.16	(29.30)%	$2,243	.32%	.29%	2.98%
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35	.32	2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38	.37	2.64
Class 2
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60	.57	2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62	.62	2.42
Class 3
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53	.50	2.39
12/31/04[4]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[5]	.55[5]	2.50[5]

Bond Fund
Class 1
12/31/08	$11.14	$.61	$(1.64)	$(1.03)	$(.63)	$(.03)	$(.66)	$9.45	(9.16)%	$2,090	.40%	.36%	5.84%
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44	.40	5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45	.44	4.94
Class 2
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69	.65	5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70	.69	4.68

Global Bond Fund
Class 1
12/31/08	$10.83	$.48	$(.09)	$.39	$(.54)	$— [8]	$(.54)	$10.68	3.60%	$111	.59%	.53%	4.36%
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06[9]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/08	10.81	.44	(.07)	.37	(.52)	— [8]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[10]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60
American Funds Insurance Series

		(Loss) income from
		investment operations[2]
			Net (losses)		Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		gains on		Dividends		Total				expenses to	expenses to	net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

High-Income Bond Fund
Class 1
12/31/08	$11.65	$.87	$(3.64)	$(2.77)	$(.83)	—	$(.83)	$8.05	(23.74)%	$340	.48%	.43%	8.22%
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50	.46	6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50	.50	6.74
Class 2
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75	.71	6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75	.74	6.48
Class 3
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68	.64	6.58
12/31/04[4]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68[5]	.68[5]	6.57[5]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/08	$11.73	$.50	$.41	$.91	$(.35)	—	$(.35)	$12.29	7.84%	496	.43%	.38%	4.17%
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47	.43	3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47	.46	3.68
Class 2
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72	.68	3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72	.71	3.42
Class 3
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65	.61	3.81
12/31/04[4]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65[5]	.65[5]	3.51[5]
For footnotes, please see end of table.
American Funds Insurance Series

		Income from
		investment operations[2]
			Net gains on			Dividends and distributions						Ratio of	Ratio of	Ratio of
	Net asset		securities			Dividends		Total				expenses to	expenses to	net income
	value,	Net	(both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income	unrealized)		operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]

Cash Management Fund
Class 1
12/31/08	$11.40	$.24	$—	[8]	$.24	$(.20)	—	$(.20)	$11.44	2.15%	$158	.32%	.29%	2.07%
12/31/07	11.62	.57	—	[8]	.57	(.79)	—	(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[8]	.54	(.23)	—	(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[8]	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—	[8]	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
Class 2
12/31/08	11.35	.20	.02		.22	(.19)	—	(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—	[8]	.54	(.75)	—	(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[8]	.51	(.21)	—	(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[8]	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—	[8]	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
Class 3
12/31/08	11.40	.22	.01		.23	(.19)	—	(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—	[8]	.55	(.75)	—	(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[8]	.52	(.21)	—	(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[8]	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[4]	11.07	.09	—	[8]	.09	(.09)	—	(.09)	11.07	.78	20	.54 [5]	.54 [5]	.80 [5]

	Year ended December 31
Portfolio turnover rate for all classes of shares	2008	2007	2006		2005	2004

Global Discovery Fund	46%	50%	31%		53%	28%
Global Growth Fund	38	38	31		26	24
Global Small Capitalization Fund	47	49	50		47	49
Growth Fund	26	40	35		29	30
International Fund	52	41	29		40	37
New World Fund	32	34	32		26	18
Blue Chip Income and Growth Fund	24	27	21		33	13
Global Growth and Income Fund	36	36	8	[6]	—	—
Growth-Income Fund	31	24	25		20	21
International Growth and Income Fund	—7	—	—		—	—
Asset Allocation Fund	36	29	38		23	20
Bond Fund	63	57	57		46	34
Global Bond Fund	118	85	7	[9]	—	—
High-Income Bond Fund	29	32	35		35	38
U.S. Government/AAA-Rated Securities Fund	108	91	76		86	68
Cash Management Fund	—	—	—		—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	From January 16, 2004, when Class 3 shares were first issued.

[5]	Annualized.

[6]	From May 1, 2006, commencement of operations.

[7]	From November 18, 2008, commencement of operations.

[8]	Amount less than $.01.

[9]	From October 4, 2006, commencement of operations.

[10]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of American Funds Insurance Series:
In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2008, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2008, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Los Angeles, California
February 4, 2009
American Funds Insurance Series

Expense example
unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008, through December 31, 2008).
Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2008	value 12/31/2008	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$631.31	$2.26	.55%
Class 1 — assumed 5% return	1,000.00	1,022.37	2.80	.55

Class 2 — actual return	1,000.00	631.51	3.28	.80
Class 2 — assumed 5% return	1,000.00	1,021.11	4.06	.80

Global Growth Fund
Class 1 — actual return	$1,000.00	$683.54	$2.12	.50%
Class 1 — assumed 5% return	1,000.00	1,022.62	2.54	.50

Class 2 — actual return	1,000.00	682.58	3.17	.75
Class 2 — assumed 5% return	1,000.00	1,021.37	3.81	.75

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$531.37	$2.62	.68%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.46	.68

Class 2 — actual return	1,000.00	530.54	3.58	.93
Class 2 — assumed 5% return	1,000.00	1,020.46	4.72	.93

Growth Fund
Class 1 — actual return	$1,000.00	$607.94	$1.21	.30%
Class 1 — assumed 5% return	1,000.00	1,023.63	1.53	.30

Class 2 — actual return	1,000.00	607.14	2.22	.55
Class 2 — assumed 5% return	1,000.00	1,022.37	2.80	.55

Class 3 — actual return	1,000.00	607.41	1.94	.48
Class 3 — assumed 5% return	1,000.00	1,022.72	2.44	.48

International Fund
Class 1 — actual return	$1,000.00	$656.67	$2.00	.48%
Class 1 — assumed 5% return	1,000.00	1,022.72	2.44	.48

Class 2 — actual return	1,000.00	656.38	3.04	.73
Class 2 — assumed 5% return	1,000.00	1,021.47	3.71	.73

Class 3 — actual return	1,000.00	656.20	2.75	.66
Class 3 — assumed 5% return	1,000.00	1,021.82	3.35	.66

New World Fund
Class 1 — actual return	$1,000.00	$632.23	$3.04	.74%
Class 1 — assumed 5% return	1,000.00	1,021.42	3.76	.74

Class 2 — actual return	1,000.00	631.06	4.06	.99
Class 2 — assumed 5% return	1,000.00	1,020.16	5.03	.99

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$750.05	$1.72	.39%
Class 1 — assumed 5% return	1,000.00	1,023.18	1.98	.39

Class 2 — actual return	1,000.00	748.13	2.81	.64
Class 2 — assumed 5% return	1,000.00	1,021.92	3.25	.64
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2008	value 12/31/2008	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$650.61	$2.36	.57%
Class 1 — assumed 5% return	1,000.00	1,022.27	2.90	.57

Class 2 — actual return	1,000.00	650.24	3.36	.81
Class 2 — assumed 5% return	1,000.00	1,021.06	4.12	.81

Growth-Income Fund
Class 1 — actual return	$1,000.00	$700.19	$1.07	.25%
Class 1 — assumed 5% return	1,000.00	1,023.88	1.27	.25

Class 2 — actual return	1,000.00	698.97	2.14	.50
Class 2 — assumed 5% return	1,000.00	1,022.62	2.54	.50

Class 3 — actual return	1,000.00	699.46	1.84	.43
Class 3 — assumed 5% return	1,000.00	1,022.97	2.19	.43

International Growth and Income Fund
Class 1 — actual return†	$1,000.00	$1,092.80	$0.81	.66%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.35	.66

Class 2 — actual return†	1,000.00	1,092.70	1.12	.91
Class 2 — assumed 5% return	1,000.00	1,020.56	4.62	.91

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$753.91	$1.28	.29%
Class 1 — assumed 5% return	1,000.00	1,023.68	1.48	.29

Class 2 — actual return	1,000.00	752.80	2.38	.54
Class 2 — assumed 5% return	1,000.00	1,022.42	2.75	.54

Class 3 — actual return	1,000.00	753.29	2.07	.47
Class 3 — assumed 5% return	1,000.00	1,022.77	2.39	.47

Bond Fund
Class 1 — actual return	$1,000.00	$911.96	$1.73	.36%
Class 1 — assumed 5% return	1,000.00	1,023.33	1.83	.36

Class 2 — actual return	1,000.00	910.57	2.93	.61
Class 2 — assumed 5% return	1,000.00	1,022.07	3.10	.61

Global Bond Fund
Class 1 — actual return	$1,000.00	$999.16	$2.66	.53%
Class 1 — assumed 5% return	1,000.00	1,022.47	2.69	.53

Class 2 — actual return	1,000.00	998.77	3.92	.78
Class 2 — assumed 5% return	1,000.00	1,021.22	3.96	.78

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$774.19	$1.92	.43%
Class 1 — assumed 5% return	1,000.00	1,022.97	2.19	.43

Class 2 — actual return	1,000.00	774.38	3.03	.68
Class 2 — assumed 5% return	1,000.00	1,021.72	3.46	.68

Class 3 — actual return	1,000.00	774.27	2.72	.61
Class 3 — assumed 5% return	1,000.00	1,022.07	3.10	.61
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2008	value 12/31/2008	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,066.58	$1.97	.38%
Class 1 — assumed 5% return	1,000.00	1,023.23	1.93	.38

Class 2 — actual return	1,000.00	1,065.62	3.27	.63
Class 2 — assumed 5% return	1,000.00	1,021.97	3.20	.63

Class 3 — actual return	1,000.00	1,065.99	2.91	.56
Class 3 — assumed 5% return	1,000.00	1,022.32	2.85	.56

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,008.45	$1.46	.29%
Class 1 — assumed 5% return	1,000.00	1,023.68	1.48	.29

Class 2 — actual return	1,000.00	1,007.19	2.72	.54
Class 2 — assumed 5% return	1,000.00	1,022.42	2.75	.54

Class 3 — actual return	1,000.00	1,008.04	2.37	.47
Class 3 — assumed 5% return	1,000.00	1,022.77	2.39	.47

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

†	From November 18, 2008, commencement of operations.
American Funds Insurance Series

Approval of Investment Advisory and Service Agreement
The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) in respect of each of Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Blue Chip Income and Growth, Global Growth and Income, Growth-Income, International Growth and Income, Asset Allocation, Bond, Global Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management funds of the series with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2009. The agreement was amended to add additional advisory fee breakpoints if and when Growth Fund’s or Growth-Income Fund’s net assets exceed $34 billion, Global Small Capitalization Fund’s net assets exceed $5 billion, Global Growth and Income Fund’s net assets exceed $3 billion, New World Fund’s net assets exceed $2.5 billion and Global Bond Fund’s or Cash Management Fund’s net assets exceed $1 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes. This report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.
Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Index (the Lipper category that includes the fund) and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to all three indexes over the three-year and five-year periods and lower over the 10-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were higher than both indexes.
Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to both indexes over the one-, three-, five- and 10-year periods and mixed over the 10-month period. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both indexes.
American Funds Insurance Series

Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the S&P Global Index (formerly Citigroup Global/World Index) and (ii) the Lipper Global Small-Cap Funds Average (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to both indexes over the three-, five- and 10-year periods, and lower during the 10-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than the S&P Global Index and lower than the Lipper Index.
Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to all three indexes over the 10-year period, superior to the S&P 500 and the Lipper Growth Funds Index over the five-year period, higher than the Lipper Growth Funds Index over the three-year period and lower than all three indexes over the 10-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were higher than all three indexes.
International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were higher than all three indexes during each period and over the lifetime of the fund since May 1, 1990.
New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Emerging Markets Funds Index and (ii) the MSCI All Country World Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2008, and noted that the fund’s investment results were somewhat lower than the MSCI All Country World Index over the 10-month period but were otherwise higher than both indexes over each period, as well as over the lifetime of the fund since June 17, 1999.
Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) the Lipper Large-Cap Value Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three- and five-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to all three indexes over the 10-month and three-year periods and mixed over the one- and five-year periods. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were lower than all three indexes.
Global Growth and Income Fund invests primarily in well-established companies located around the world. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Global Funds Index and (ii) the MSCI World Index. The board and the committee examined investment results for three-month, 10-month and one-year periods ended October 31, 2008, and noted that while the fund’s investment results were lower than both indexes over each period, the fund’s investment returns were higher than both indexes over the lifetime of the fund since May 1, 2006.
Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund) and (ii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to both indexes over the 10-year period, mixed over the 10-month and three-year periods, and lower over the one- and five-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were higher than both indexes.
American Funds Insurance Series

International Growth and Income Fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries. The board and committee considered the manner in which CRMC proposed to manage the fund to achieve its investment objective, the proposed investment policies and restrictions of the fund and CRMC’s experience in managing funds similar to the fund. The board and the committee also noted that the fund has been in operation since October 1, 2008, and investment results for longer periods were therefore not available.
Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) the Citigroup Broad Investment-Grade Bond Index and (iii) Standard and Poor’s 500 Composite Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to the Lipper Index over the three-, five- and 10-year periods and higher than the S&P 500 over each period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were superior to the Lipper and Citigroup indexes but lower than the S&P 500.
Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund) and (ii) the Citigroup Broad Investment-Grade Bond Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to the Lipper Index but lower than the Citigroup Index over each period as well as over the lifetime of the fund since January 2, 1996.
Global Bond Fund seeks to provide a high level of total return by investing primarily in investment-grade bonds issued by entities around the world and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Barclays Capital Global Aggregate Index and (ii) the Lipper Global Income Funds Index. The board and the committee examined investment results for 10-month and one-year periods ended October 31, 2008, and noted that the fund’s investment results were superior to the Lipper Index but lower than the Barclays Index over each period as well as over the lifetime of the fund since October 4, 2006. The board and the committee also noted that the fund had been in operation for a short period of time and investment results for longer periods were therefore not available.
High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund) and (ii) the Credit Suisse High Yield Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were higher than both indexes over the 10-month, one-, three- and 10-year periods, mixed over the five-year period, and higher than the Lipper Index over the lifetime of the fund since February 8, 1984.
U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper General U.S. Government Funds Index and (ii) the Citigroup Treasury/Government Sponsored/Mortgage Index. The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and over the lifetime of the fund since December 2, 1985, and noted that the fund’s investment results were higher than the Lipper General U.S. Government Funds Index over each period but lower than the Citigroup Treasury/Government Sponsored/Mortgage Index over each period.
Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s absolute investment results measured against the Lipper Money Market Funds Index (the Lipper category that includes the fund). The board and the committee examined investment results for 10-month, one-, three-, five- and 10-year periods ended October 31, 2008, and noted that the fund’s investment results were higher than the Lipper Index over three-, five- and 10-year periods but lower than the index over the 10-month and one-year periods. The fund’s investment results for its lifetime since February 8, 1984, were lower than the index.
American Funds Insurance Series

The board and the committee concluded with respect to each fund that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as the 10% advisory fee waiver that was then in effect. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the funds. They noted that, although the fees paid by those clients generally were lower than those paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded with respect to each fund that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 72 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

Joe E. Davis, 74	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 73	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	18	None

Leonard R. Fuller, 62	1999	President and CEO, Fuller Consulting (financial management consulting firm)	16	None

W. Scott Hedrick, 63	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 54	1994	Chairman of the Board and CEO, Ladera Management Company (private investment company)	6	None

Kirk P. Pendleton, 69	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	7	None

H. Frederick Christie, a trustee of the series since 1994, retired from the board in December 2008. The trustees thank Mr. Christie for his dedication and long service to the series.
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 71 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 48 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None
The fund’s statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities or the principal
position with series	of the series[1]	underwriter of the series

Michael J. Downer, 54 Executive Vice President	1991	Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 48 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 79 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

Claudia P. Huntington, 56 Senior Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

John H. Smet, 52 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Carl M. Kawaja, 44 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International, Inc.;[5] Director, Capital International Asset Management, Inc.[5]

Sung Lee, 42 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 46 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Executive Vice President and Director, Capital Research and Management Company

C. Ross Sappenfield, 43 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[5]

Susan M. Tolson, 46 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 44 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 42 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 41 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 37 Assistant Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

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1 SunAmerica Center
Los Angeles, CA 90067-6022
CHANGE SERVICE REQUESTED

Presorted
Standard
U.S. Postage Paid
Towne, Inc.

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
6455 Irvine Center Drive	55 Second Street, 24th floor
Irvine, CA 92618	San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete December 31, 2008, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series  files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after March 31, 2009, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
R3180AR2.4 (R 2/09)
Lit. No. INGEAER -995-0209P Litho in USA RCG/L/8074-516787

Item 2.	Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2008, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2008	2007
(a) Audit Fees	$66,015	$61,325
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,844	$19,488
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2008	2007
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $20,844 and $19,488, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 10, 2009